UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlok, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/29/04

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/29/04

Item 1.	Schedule of Investments. - The schedule of investments for the period ended July 31, 2004.

GLOBAL SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Bermuda (USD) (0%)
440,000	Ingersoll-Rand, 6.25%, 5/15/06	$464
Bulgaria (USD) (3%)
4,571,429	Bulgaria Government Bond, 2.75%, 7/28/12	4,560
Canada (USD) (1%)
750,000	Alcan Inc., 5.50%, 5/2/06	939
Croatia (USD) (2%)
3,029,043	Croatia, 2.81%, 7/31/06	3,029
France (EUR) (3%)
750,000	Carrefour SA, 4.50%, 3/18/09	929
470,000	France Telecom, 7.00%, 12/23/09	640
600,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	746
390,000	Total S.A., 5.75%, 9/29/05	486
930,000	Veolia Environment, 5.875%, 6/27/08	1,205
Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,348
Malaysia (USD) (2%)
3,035,000	Petronas, 7.125%, 10/18/06	3,268
600,000	Tenaga Nasional, 7.625%, 4/29/07	658
Mexico (USD) (8%)
3,200,000	Pemex Project Funding, 8.50%, 2/15/08	3,568
1,400,000	Telefonos De Mexico, 8.25%, 1/26/06	1,496
5,900,000	United Mexican States, 10.375%, 2/17/09	7,189
Netherlands (EUR)(1%)
200,000	Deutsche Telekom, 5.25%, 5/20/08	253
395,000	Olivetti Finance NV, 5.875%, 1/24/08	508
400,000	Unilever NV, 5.125%, 6/7/06	501
Netherlands (USD)(1%)
750,000	Aegon NV, 1.44%, 5/13/05	751
500,000	Deutsche Telekom, 8.25%, 6/15/05	524
Russia (USD) (5%)
7,000,000	Russia, 8.25%, 3/31/10	7,525
South Africa (USD) (2%)
2,500,000	South Africa, 9.125%, 5/19/09	2,913
United States (EUR) (3%)
490,000	AIG Sunamerica, 5.125%, 5/10/07	618
400,000	Bank of America Corp., 5.25%, 6/27/06	502
400,000	BMW U.S. Capital LLC, 2.75%, 2/10/06	481
475,000	Coca-Cola Enterprises, 5.875%, 3/8/07	607
620,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	785
350,000	Hewlett-Packard Co., 5.25%, 7/5/06	438
750,000	Int’l Paper Co., 5.375%, 8/11/06	939
400,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	499
United States (GBP) (1%)
500,000	Monument Securitization, 5.12%, 9/17/13	915
United States (USD) (56%)
600,000	ACE Ltd., 6.00%, 4/1/07	634
625,000	Allied Waste NA, 7.625%, 1/1/06	652
650,000	American Electric Power Co. Inc., 6.125%, 5/15/06	683
630,000	American Standard, 7.375%, 2/1/08	687
750,000	AmerisourceBergen Corp., 8.125%, 9/1/08	816
750,000	Arvinmeritor Inc., 6.80%, 2/15/09	754
1,240,000	AT&T Wireless Services Inc., 7.50%, 5/1/07	1,363
450,000	Autonation Inc., 9.00%, 8/1/08	509
745,000	Ball Corp., 7.75%, 8/1/06	793
1,150,000	Bank One Corp., 6.875%, 8/1/06	1,231
440,000	Bear Stearns Co. Inc., 6.50%, 5/1/06	466
650,000	Bellsouth Corp., 5.00%, 10/15/06	674
700,000	Chesapeake Energy Corp., 8.375%, 11/1/08	765
700,000	Clear Channel Communication, 6.00%, 11/1/06	735
650,000	Conoco Funding, 5.45%, 10/15/06	681
1,150,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,199
1,485,922	CWHL 2004-12, 2.727%, 8/25/34	1,517
325,000	D.R. Horton Inc., 10.50%, 4/1/05	340
300,000	D.R. Horton Inc., 7.50%, 12/1/07	327
725,000	Dana Corp., 6.50%, 3/1/09	761
500,000	Disney (Walt) Company, 6.75%, 3/30/06	529
335,000	Dominion Resources Inc., 7.625%, 7/15/05	351
400,000	Echostar DBS Corp., 4.85%, 10/1/08	416
600,000	EOP Operating LP, 6.625%, 2/15/05	613
500,000	Erac USA Finance Co. 144A, 8.25%, 5/1/05 (b)	520
78,000	Felcor Lodging LP, 10.00%, 9/15/08	82
10,000,000	FHLB Disc Note, 1.21%, 8/11/04 (c)	9,997
600,000	First Union Corp., 7.55%, 8/18/05	630
3,300,000	FNMA Disc Note, 1.32%, 9/8/04 (c)	3,295
1,245,000	Ford Motor Credit, 6.875%, 2/1/06	1,306
650,000	FPL Group Capital Inc., 3.25%, 4/11/06	654
700,000	Freescale Semiconductor 144A, 4.38%, 7/15/09 (b)	717
725,000	Gap Inc., 6.90%, 9/15/07	783
1,300,000	General Motors Acceptance Corp., 6.125%, 9/15/06	1,356
675,000	Georgia-Pacific Corp., 7.50%, 5/15/06	714
475,000	Grant Prideco Escrow, 9.00%, 12/15/09	523
500,000	Harrahs Operating Co., 7.875%, 12/15/05	528
510,000	HCA Inc., 7.00%, 7/1/07	544
200,000	HCA-Healthcare, 7.125%, 6/1/06	211
214,000	Host Marriott Corp., 7.875%, 8/1/08	220
750,000	Int’l Lease Finance Corp., 2.84%, 1/13/05	754
725,000	KB Home, 8.625%, 12/15/08	792
500,000	Kellogg Co., 6.00%, 4/1/06	525
350,000	L-3 Communications Corp., 8.00%, 8/1/08	362
1,250,000	Liberty Media Corp., 3.50%, 9/25/06	1,245
500,000	Mandalay Resort Group, 10.25%, 8/1/07	559
300,000	Masco Corp., 6.75%, 3/15/06	318
750,000	MBNA America Bank, 5.375%, 1/15/08	780
750,000	Merrill Lynch, 1.785%, 1/26/07	750
700,000	MGM Mirage Inc., 6.00%, 10/1/09	695
375,000	Morgan Stanley, 1.785%, 7/27/07	375
900,000	National Rural Utilities, 3.00%, 2/15/06	902
600,000	Nisource Finance Corp., 7.625%, 11/15/05	635
600,000	Norfolk Southern Corp., 7.35%, 5/15/07	657
475,000	Park Place Entertainment Corp., 7.875%, 12/15/05	501
250,000	Park Place Entertainment Corp., 9.375%, 2/15/07	274
725,000	Penney (JC) Co., 7.60%, 4/1/07	783
450,000	PHH Corp., 6.00%, 3/1/08	477
600,000	Progress Energy Inc., 6.75%, 3/1/06	631
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	759
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	686
650,000	Ryland Group, 8.00%, 8/15/06	704
700,000	Saks Inc., 8.25%, 11/15/08	758
350,000	Sequa Corp., 9.00%, 8/1/09	380
600,000	Simon Property Group LP, 6.375%, 11/15/07	645
475,000	Smithfield Foods Inc., 8.00%, 10/15/09	515
350,000	Solectron Corp., 9.625%, 2/15/09	383
1,290,000	Sprint Capital Corp., 7.125%, 1/30/06	1,364
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	791
600,000	Target Corp., 5.50%, 4/1/07	633
1,265,000	TCI Communications Inc., 6.875%, 2/15/06	1,335
1,150,000	Time Warner Inc., 7.75%, 6/15/05	1,195
500,000	Toll Brothers Inc., 8.25%, 2/1/11	541
15,000,000	U.S. Treasury Note, 1.875%, 11/30/05	14,919
750,000	Unisys Corp., 8.125%, 6/1/06	789
300,000	Valero Energy Corp., 6.125%, 4/15/07	319
1,150,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,210
500,000	Viacom Inc., 7.75%, 6/1/05	522
2,933,940	WAMU 2004-AR3, 4.24%, 6/25/34	2,959
450,000	Washington Mutual, 5.625%, 1/15/07	472
1,090,000	Waste Management Inc., 6.50%, 11/15/08	1,182
2,877,517	WFMBS 2004-I, 3.399%, 7/25/34	2,872
United Kingdom (EUR) (2%)
475,000	Bank of Scotland, 4.75%, 2/6/07	594
620,000	British Telecom, 6.375%, 2/15/06	783
350,000	Compass Group PLC, 6.00%, 5/29/09	457
720,000	NGG Finance PLC, 5.25%, 8/23/06	902
350,000	Vodafone Group PLC, 5.75%, 10/27/06	445
United Kingdom (GBP) (4%)
650,000	Mound Financing Plc, 4.73%, 2/8/42	1,187
760,000	Residential Mortgage, 5.60%, 9/9/36	1,382
1,250,000	RMAC 2003, 5.16%, 9/12/35	2,278
1,250,000	Sherwood Castle Funding, 4.68%, 5/15/09	2,278
Investment Companies (USD) (1%)
2,589,520	Bunker Hill Money Market Fund *	2,590

Total (Cost -$148,716) (a) (96%)		149,704
Other Assets, net of Liabilities (4%)		5,764

Net Assets (100%)		$155,468

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,946
Unrealized depreciation	(958)

Net unrealized appreciation	$988

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
47	U.S. Treasury 10 Year Note	Sep-04	$5,204	$(34)
30	Euro Bond	Sep-04	4,121	25

			$9,325	$(9)

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
8/6/2004	EUR (SELL 5,395)	1.2022	6,486	161
8/9/2004	EUR (SELL 6,835)	1.2021	8,216	198
8/11/2004	GBP (SELL 4,480)	1.8187	8,148	29

			$22,850	$388

See notes

GLOBAL FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Australia (AUD) (3%)
7,360,000	Australian Government, 7.50%, 9/15/09	$5,559
870,000	Queensland Treasury Corp., 6.00%, 8/14/13	609
Australia (EUR) (0%)
410,000	Telstra Corp. Ltd., 5.875%, 6/21/05	507
Austria (JPY) (1%)
239,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,181
Belgium (EUR) (2%)
1,850,000	Belgium Government Bond, 5.50%, 9/28/17	2,446
3,615,000	Belgium Kingdom, 4.75%, 9/28/06	4,528
Canada (CAD) (2%)
1,228,000	Canada Government, 5.75%, 6/1/29	983
1,100,000	Canadian Government, 5.25%, 6/1/12	858
1,620,000	Canadian Government, 6.00%, 9/1/05	1,260
Canada (JPY) (1%)
245,000,000	Quebec Province, 1.60%, 5/9/13	2,167
Canada (USD) (1%)
1,000,000	Nova Chemicals Ltd., 6.50%, 1/15/12	995
Denmark (DKK) (1%)
8,000,000	Denmark Government Bond, 6.00%, 11/15/11	1,447
France (EUR) (6%)
420,000	BNP Paribas, 5.25%, 12/17/12	533
420,000	Carrefour SA, 4.50%, 3/18/09	520
360,000	France Telecom, 7.25%, 1/28/13	503
7,850,000	French Treasury Note, 3.00%, 7/12/08	9,333
395,000	Veolia Environnement, 4.875%, 5/28/13	478
Germany (EUR) (25%)
410,000	Bundesobligation, 5.00%, 2/17/06	511
4,660,000	Bundesrepub Deutschland, 4.25%, 7/4/14 (c)	5,618
3,045,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	3,621
7,545,000	Deutsche Bundesrepublik, 3.75%, 1/4/09	9,210
6,043,000	Deutsche Bundesrepublik, 4.50%, 1/4/13	7,472
2,930,000	Deutsche Bundesrepublik, 5.00%, 1/4/12	3,754
5,100,000	Deutsche Bundesrepublik, 5.375%, 1/4/10	6,648
3,060,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	4,056
3,950,000	Republic of Deutschland, 6.00%, 7/4/07	5,150
Germany (JPY) (1%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	1,087
122,000,000	Landwirtsch Retenbank, 1.375%, 4/25/13	1,074
Greece (EUR) (2%)
3,050,000	Hellenic Republic, 3.50%, 4/18/08	3,689
Hong Kong (EUR) (0%)
400,000	Hutchison Whampoa Finance, 5.50%, 3/16/06	496
Japan (JPY) (8%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,159
245,000,000	Development Bank of Japan, 1.70%, 9/20/22	1,943
597,200,000	Japan-208 10yr, 1.10%, 12/22/08	5,451
586,000,000	Japan-223 10yr, 1.70%, 9/20/10	5,435
Netherlands (EUR) (2%)
400,000	DaimlerChrysler Intl. Finance, 6.125%, 3/21/06	504
340,000	Deutsche Telekom Int’l Finance, 8.125%, 5/29/12	500
1,550,000	Netherlands Government Bond, 5.00%, 7/15/12	1,981
395,000	Olivetti Finance NV, 5.875%, 1/24/08	508
Netherlands (USD) (1%)
910,000	Royal KPN NV, 8.00%, 10/1/10	1,059
Russia (USD) (1%)
2,970,000	Russia Government International Bond, 5.00%, 3/31/30	2,727
South Africa (EUR) (0%)
445,000	Republic of South Africa, 5.25%, 5/16/13	528
Sweden (SEK) (1%)
9,070,000	Sweden Government Bond, 8.00%, 8/15/07	1,336
Turkey (USD) (0%)
25,000	Vestel Electronics Finance, 11.50%, 5/14/07	26
United States (EUR) (2%)
500,000	Cit Group Inc., 5.00%, 5/13/14	601
400,000	Coca-Cola Enterprises, 5.875%, 3/8/07	511
400,000	Ford Motor Credit Co., 6.75%, 1/14/08	518
360,000	Pemex Project Funding Master Trust, 7.75%, 8/2/07	477
355,000	SG Capital Trust, 7.875%, 2/22/48	501
355,000	Standard Chartered Cap Trust, 8.16%, 3/23/49	504
United States (USD) (29%)
575,000	Allied Waste North America, 6.125%, 2/15/14	525
900,000	Amkor Technology Inc., 7.75%, 5/15/13	770
515,000	Boyd Gaming Corp., 7.75%, 12/15/12	530
1,000,000	Chesapeake Energy Corp., 6.875%, 1/15/16	985
1,090,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,136
6,480,000	Discover Card Master Trust, 1.44%, 4/15/08	6,484
1,000,000	Dole Foods Co., 8.875%, 3/15/11	1,058
1,060,000	Dominion Resources Inc., 7.625%, 7/15/05	1,111
1,000,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	1,096
370,000	General Motors, 8.375%, 7/5/33	488
575,000	Georgia-Pacific Corp., 8.125%, 5/15/11	645
4,330,000	Granite Mortgages PLC, 1.79%, 7/20/20	4,334
307,000	Host Marriott Corp., 7.875%, 8/1/08	315
550,000	Houghton Mifflin Co., 8.25%, 2/1/11	561
1,000,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	1,068
1,000,000	Iron Mountain Inc., 6.625%, 1/1/16	923
500,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	551
400,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	379
350,000	KB Home, 5.75%, 2/1/14	325
700,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	648
1,050,000	Morgan Stanley, 5.30%, 3/1/13	1,045
1,000,000	Nalco Co. 144A, 7.75%, 11/15/11 (b)	1,040
5,000,000	Nissan Master Owner Trust Receivables, 1.44%, 9/15/08	5,003
1,000,000	Owens-Brockway, 8.875%, 2/15/09	1,088
500,000	Peabody Energy Corp., 6.875%, 3/15/13	515
825,000	PSEG Energy Holdings, 8.50%, 6/15/11	895
378,000	Saks Inc., 7.00%, 12/1/13	370
450,000	Sequa Corp., 9.00%, 8/1/09	488
3,625,078	SLM Student Loan Trust, 1.67%, 6/15/16	3,631
575,000	SPX Corp., 7.50%, 1/1/13	585
1,030,000	Suntrust Bank, 6.375%, 4/11/11	1,125
800,000	Toyota Auto Receivables Owner Trust, 1.40%, 3/15/07	800
428,000	TRW Automotive Inc., 9.375%, 2/15/13	488
900,000	U.S. Treasury Bond, 5.375%, 2/15/31	922
840,000	U.S. Treasury Bond, 6.25%, 8/15/23	942
4,050,000	U.S. Treasury Note, 2.00%, 5/15/06	4,011
1,990,000	U.S. Treasury Note, 4.00%, 6/15/09	2,018
1,050,000	Unilever Capital Corp, 6.875%, 11/1/05	1,105
575,000	United Auto Group Inc., 9.625%, 3/15/12	630
910,000	United Rentals, 6.50%, 2/15/12	878
1,060,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,115
990,000	Wal-Mart Stores Inc., 6.875%, 8/10/09	1,108
United Kingdom (EUR) (4%)
390,000	British Telecom, 6.375%, 2/15/06	493
375,000	Halifax Group Euro Finance, 7.627%, 12/29/49	533
1,910,000	Holmes Financing, 5.05%, 7/15/6	2,387
440,000	Intercont Hotels Group, 4.75%, 10/20/10	534
1,200,000	Permanent Financing PLC, 5.10%, 6/11/7	1,513
420,000	Transco PLC, 5.25%, 5/23/06	525
400,000	United Utility Water PLC., 6.625%, 11/8/07	527
United Kingdom (GBP) (2%)
700,000	U.K. Treasury, 6.0%, 12/7/28	1,482
395,000	United Kingdom Gilt, 5.00%, 3/7/12	728
610,000	United Kingdom Gilt, 8.00%, 6/7/21	1,489
United Kingdom (USD) (1%)
1,090,000	Diageo Capital PLC, 3.50%, 11/19/07	1,081
Investment Companies (USD) (1%)
1,003,136	Bunker Hill Money Market Fund *	1,003

Total (Cost - $179,165) (a) (97%)		180,591
Other Assets, net of Liabilities (3%)		5,120

Net Assets (100%)		$185,711

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,438
Unrealized depreciation	(2,012)

Net unrealized appreciation	$1,426

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
34	U.S. Treasury 10 Year Note	Sep-04	$3,764	$(25)
4	Japenese 10 Year Bond	Sep-04	4,847	43

			$8,611	$18

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
9/9/2004	AUD (SELL 9,038)	0.6976	6,305	178
9/9/2004	CAD (SELL 4,280)	1.3309	3,216	33
9/9/2004	DKK (SELL 9,230)	6.1858	1,492	44
8/6/2004	EUR (SELL 30,405)	1.2022	36,552	907
8/9/2004	EUR (SELL 35,005)	1.2021	42,079	1,012
8/11/2004	GBP (SELL 2,115)	1.8187	3,846	14
8/6/2004	JPY (SELL 2,411,960)	111.2461	21,681	406
9/9/2004	SEK (SELL 10,900)	7.6779	1,420	50

			$116,591	$2,644

See notes

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Brazil (14%)
820,939	Brazil C-Bond, 8.00%, 4/15/14	$775
450,000	CSN Islands, 9.75%, 12/16/13	429
800,000	Republic of Brazil, 11.00%, 8/17/40	784
950,000	Republic of Brazil, 10.125%, 5/15/27	881
850,000	Republic of Brazil, 14.50%, 10/15/09	1,022
Bulgaria (3%)
650,000	Bulgaria Government International Bond, 8.25%, 1/15/15	771
Colombia (5%)
375,000	Bavaria S.A., 8.875%, 11/1/10	388
450,000	Republic of Columbia, 11.75%, 2/25/20	518
450,000	Republic of Columbia, 10.00%, 1/23/12	485
Kazakhstan (2%)
500,000	Citigroup(JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	473
Mexico (15%)
425,000	Grupo Televisa SA, 8.00%, 9/13/11	464
490,000	Innova S De R.L., 9.375%, 9/19/13	517
350,000	Jafra Cosmetics, 10.75%, 5/15/11	394
950,000	Mexico, 8.125%, 12/30/19	1,047
400,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	431
1,150,000	United Mexican States, 8.30%, 8/15/31 (c)	1,242
Panama (4%)
875,000	Republic of Panama, 9.625%, 2/8/11	982
Peru (3%)
1,175,000	Peru Government International Bond, 4.50%, 3/7/17	972
Philippines (5%)
340,000	Philippine Long Distance Tel, 10.50%, 4/15/09	382
500,000	Republic of Philippines, 8.375%, 3/12/09	524
520,000	Republic of Philippines, 9.875%, 1/15/19	536
Russia (19%)
400,000	Mobile Telesystems, 9.75%, 1/30/08	416
2,620,000	Russia Government International Bond, 5.00%, 3/31/30	2,405
475,000	Russian Federation, 11.00%, 7/24/18	599
1,350,000	Russian Ministry of Finance, 3.00%, 5/14/06	1,308
385,000	Tyumen Oil Co., 11.00%, 11/6/07	419
Turkey (6%)
500,000	Republic of Turkey, 11.75%, 6/15/10	586
500,000	Republic of Turkey, 11.875%, 1/15/30	638
370,000	Vestel Electronics Finance, 11.50%, 5/14/07	386
Ukraine (4%)
924,017	Ukraine Government International Bond, 11.00%, 3/15/07	997
Uruguay (2%)
615,000	Republic of Uruguay, 7.50%, 3/15/15	497
Venezuela (5%)
1,600,000	Republic of Venezuela, 5.375%, 8/7/10	1,324
1,250	Venezuela Oil Warrants	—
Investment Companies (5%)
1,322,530	Bunker Hill Money Market Fund *	1,323

Total (Cost - $24,425) (a) (92%)		24,915
Other Assets, net of Liabilities (8%)		2,028

Net Assets (100%)		$26,943

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$603
Unrealized depreciation	(113)

Net unrealized appreciation	$490

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	All or a portion of the security is held by the custodian in a segregated account.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Mexico Credit Default	Aug-04	$400	$1
Romania CDS Credit	Jun-08	1,000	76

		$1,400	$77

See notes

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (97%)
Consumer Discretionary (5%)
58,000	General Motors Corp.	$2,502
Consumer Staples (5%)
55,000	Altria Group, Inc.	2,618
Energy (6%)
70,900	Exxon Mobil Corp.	3,283
Financial (9%)
52,300	Citigroup Inc.	2,306
76,200	JPMorgan Chase & Co.	2,844
Health Care (4%)
54,700	Merck & Co. Inc.	2,481
Industrial (5%)
86,700	General Electric Co.	2,883
Materials (4%)
57,000	DuPont De Nemours and Co.	2,443
Exchange Traded Securities (50%)
116,800	iShares Dow Jones U.S. Consumer Non-Cyclical	5,690
307,800	iShares S&P 500	17,283
49,600	S&P 500 Depository Receipt	5,497
Telecommunications (9%)
95,800	SBC Communications, Inc.	2,428
71,600	Verizon Communications Inc.	2,759

	Total Common Stocks	55,017
Investment Companies (3%)
1,756,967	Bunker Hill Money Market Fund *	1,757

Total (Cost - $54,816) (a) (100%)		56,774
Other Assets, net of Liabilities (0%)		56

Net Assets (100%)		$56,830

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,170
Unrealized depreciation	(2,211)

Net unrealized appreciation	$1,959

See notes

MARKET RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Bonds & Notes (98%)
Asset Backed Securities (15%)
400,000	Aesop Funding LLC., 1.65%, 7/20/07	$401
400,000	AIGMT 2003-1 A, 1.68%, 11/15/07	400
111,674	Ameriquest Mortgage Securities Inc., 1.86%, 2/25/33	112
1,500,000	Capital One Master Trust, 3.85%, 8/15/07	1,507
600,000	CARAT 2003-3 A2B, 1.44%, 10/16/06	600
200,000	Chase Credit Card Master Trust, 1.58%, 5/15/09	200
231,906	Chase Funding Mortgage Loan, 1.78%, 11/25/32	233
185,867	CIT Equipment Collateral, 3.97%, 12/21/09	186
400,000	Citibank Credit Card Issuance Trust, 1.66%, 3/7/08	401
207,705	Citicorp Mortgage Securities Inc., 5.75%, 2/25/33	209
155,668	Countrywide Asset-Backed Certificates, 1.95%, 9/25/32	157
208,202	CWL 2003-1 3A, 1.79%, 6/25/33	209
782,933	CWL 2004-1 3A, 1.73%, 4/25/34	784
150,000	Discover Card Master Trust, 1.73%, 4/15/08	150
200,000	Distribution Financial Services Floorplan Master, 1.77%, 4/15/07	200
78,998	Fifth Third Mortgage Loan Trust, 3.84%, 11/19/32	79
1,200,000	Granite Mortgages PLC, 1.79%, 7/20/20	1,201
254,506	Granite Mortgages, 1.82%, 1/20/20	255
300,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	300
166,909	Lehman Brothers Floating Rate Commercial, 1.68%, 12/16/14	167
619,758	Mellon Residential Funding Corp., 1.81%, 11/15/32	620
17,477	MFN Auto Receivables Trust, 5.07%, 6/15/07	18
924,208	OOMLT 2003-1 A2, 1.87%, 2/25/33	927
225,000	Option One Mortgage Loan Trust, 2.20%, 2/25/32	224
23,704	Provident Bank Equipment Lease Trust 2000-1A C, 2.30%, 11/25/11	24
248,469	Puma Finance Ltd., 1.41%, 8/8/34	249
1,200,000	RCFC 2001-1A A, 1.72%, 4/25/07	1,204
238,155	Residential Asset Mortgage, 3.495%, 5/25/28	239
364,263	Saxon Asset Securities Trust, 1.72%, 2/25/35	364
500,000	William Street Funding Corp., 1.95%, 4/23/06	500
Corporate Bonds (31%)
175,000	Aegon NV, 1.44%, 5/13/05	175
160,000	Alcoa Inc., 1.64%, 12/6/04	160
350,000	Allied Waste NA, 7.625%, 1/1/06	365
690,000	American Electric Power Co. Inc., 6.125%, 5/15/06	725
175,000	American Express, 5.50%, 9/12/06	183
330,000	AmerisourceBergen Corp., 8.125%, 9/1/08	359
350,000	Amkor Technology Inc., 9.25%, 2/15/08	341
800,000	ASIF Global Financing 144A, 1.73%, 5/3/07	800
100,000	Autonation Inc., 9.00%, 8/1/08	113
175,000	Bank One Corp., 7.625%, 8/1/05	184
800,000	Bear Stearns Co., 1.77%, 1/16/07	800
110,000	British Telecom PLC, 7.875%, 12/15/05	117
100,000	Chesapeake Energy Corp., 8.375%, 11/1/08	109
100,000	Cinergy Corp., 6.25%, 9/1/04	100
700,000	ConAgra Inc., 7.5%, 9/15/05	734
275,000	Corp Andina De Fomento, 2.01%, 1/26/07	276
800,000	Countrywide Home Loan, 1.80%, 6/2/06	804
175,000	Credit Suisse FB USA Inc., 1.83%, 6/19/06	176
375,000	CSC Holdings Inc., 7.25%, 7/15/08	381
350,000	D.R. Horton, Inc., 8.00%, 2/1/09	390
200,000	DaimlerChrysler, 1.88%, 5/24/06	201
375,000	Dana Corp., 6.50%, 3/1/09	394
550,000	Deutsche Telekom, 8.25%, 6/15/05	577
750,000	Devon Energy Corp., 2.75%, 8/1/06	741
190,000	Dominion Resources Inc., 7.625%, 7/15/05	199
60,000	Echostar DBS Corp., 4.85%, 10/1/08	62
250,000	Echostar DBS Corp., 5.75%, 10/1/08	248
775,000	EOP Operating LP, 6.625%, 2/15/05	792
250,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	274
300,000	ERP Operating LP, 6.63%, 4/13/05	308
215,000	Ford Motor Credit, 7.60%, 8/1/05	225
700,000	FPL Group Capital Inc., 1.89%, 3/30/05	701
100,000	Gap Inc., 6.90%, 9/15/07	108
175,000	General Dynamics Corp., 1.53%, 9/1/04	175
200,000	General Electric Cap Corp., 1.49%, 3/9/07	200
160,000	Georgia Power Co., 1.38%, 2/18/05	160
375,000	Georgia-Pacific Corp., 7.50%, 5/15/06	397
200,000	GMAC, 2.135%, 5/18/06	200
200,000	Goldman Sachs Group, 1.29%, 5/11/07	200
375,000	Grant Prideco Escrow, 9.00%, 12/15/09	413
100,000	Harrahs Operating Co., 7.875%, 12/15/05	106
350,000	HCA-Healthcare, 7.125%, 6/1/06	370
67,000	Host Marriott Corp., 7.875%, 8/1/08	69
150,000	IBM Corp., 1.535%, 9/10/04	150
170,000	Int’l Lease Finance Corp., 2.84%, 1/13/05	171
175,000	John Deere Capital Corp., 1.83%, 7/11/05	175
125,000	KB Home, 8.625%, 12/15/08	137
100,000	Kellogg Co., 6.00%, 4/1/06	105
120,000	Kinder Morgan Inc., 6.65%, 3/1/05	123
575,000	Lehman Brothers Holdings, 6.25%, 5/15/06	607
125,000	Liberty Media Corp., 3.02%, 9/17/06	127
35,000	Mandalay Resort Group, 10.25%, 8/1/07	39
100,000	Mandalay Resort Group, 6.45%, 2/1/06	103
600,000	Masco Corp. 144A, 1.65%, 3/9/07 (b)	601
100,000	Masco Corp., 6.75%, 3/15/06	106
450,000	Merrill Lynch, 1.785%, 1/26/07	450
250,000	Morgan Stanley, 1.73%, 1/12/07	250
120,000	Nisource Finance Corp., 1.93%, 5/4/05	120
500,000	Nisource Finance Corp., 7.625%, 11/15/05	529
600,000	Norfolk Southern Corp., 8.375%, 5/15/05	628
250,000	Owens-Brockway, 8.875%, 2/15/09	272
100,000	Panamsat Corp., 6.375%, 1/15/08	101
350,000	Park Place Entertainment Corp., 7.875%, 12/15/05	369
125,000	Pemex Master Trust 144A, 3.08%, 1/7/05 (b)	126
350,000	Penney (JC) Co., 7.60%, 4/1/07	378
95,000	PG&E Corp., 2.30%, 4/3/06	95
325,000	PSEG Energy Holdings, 8.625%, 2/15/08	353
125,000	Ryland Group, 8.00%, 8/15/06	135
322,605	Samsung Capital Auto, 1.79%, 5/23/08	323
775,000	SLM Corp., 1.78%, 1/25/07	775
600,000	Southtrust Bank NA, 1.53%, 6/14/07	600
530,000	Sprint Capital Corp., 7.90%, 3/15/05	549
375,000	Starwood Hotels Resorts, 7.375%, 5/1/07	396
700,000	TCI Communications Inc., 6.875%, 2/15/06	739
190,000	Time Warner Inc., 7.75%, 6/15/05	197
750,000	TXU Energy, 2.38%, 1/17/06	750
350,000	Unisys Corp., 8.125%, 6/1/06	368
100,000	United Industries Corp., 9.875%, 4/1/09	104
160,000	Vodafone Group PLC, 7.625%, 2/15/05	165
Foreign Government (0%)
103,263	Croatia, 2.81%, 7/31/06	103
100,000	Republic of Chile, 2.06%, 1/28/08	101
Mortgage Backed Securities (39%)
407,092	Bear Stearns ABS, 4.76%, 6/25/43	414
481,826	Bear Stearns ABS, 6.05%, 6/25/43	498
181,127	Bear Stearns Mortgage Trust, 4.53%, 4/25/33	183
1,074,403	BSARM 2001-7 IIA, 2.68%, 6/25/31	1,108
1,907,811	BSARM 2004-4 A1B, 3.517%, 6/25/34	1,912
1,600,000	BSCMS 2004-ESA 144A, 1.72%, 5/14/16 (b)	1,601
181,554	Countrywide Home Loans, 4.817%, 9/19/32	183
18,637,830	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	266
1,008,446	CWHL 2004-12, 2.727%, 8/25/34	1,030
23,079	Drexel Burnham Lambert CMO Trust, 1.875%, 5/1/16	23
178,662	FHLMC # 789347, 5.70%, 4/1/32	183
394,452	FHR 2411 FT, 1.63%, 6/15/21	395
281,806	FHR 2518 FP, 1.63%, 10/15/32	282
342,342	First Horizon, 4.90%, 3/25/33	350
715,780	FNARM # 749024, 2.55%, 1/1/34	734
401,332	FNMA # 323682, 3.317%, 8/1/27	415
209,459	FNMA # 543364 Arm, 3.29%, 5/1/21	215
1,289,405	FNMA # 661027, 2.39%, 7/1/27	1,324
669,930	FNMA # 708712, 4.33%, 6/1/33	674
1,151,056	FNMA # 749025, 2.359%, 12/1/28	1,181
1,003,253	FNMA 665387, 2.43%, 8/1/32	1,032
120,703	FNMA ARM # 490626, 3.48%, 11/1/28	122
2,170,812	FNMA ARM # 768408, 2.499%, 5/1/29	2,250
11,734,184	FNMA, 1.268%, 3/25/34	431
843,125	FNMA, 4.41%, 2/25/44	866
468,788	FNMA, 4.66%, 10/25/42	486
509,537	FRBPT 2002 A2, 1.78%, 11/15/32	510
228,874	GNMA 2002-24, 1.94%, 4/16/32	230
251,332	GNMA, 1.79%, 9/16/31	252
242,086	GNR 2001-33 F, 1.87%, 7/20/31	242
184,389	Impac CMB Trust, 1.71%, 4/25/34	185
1,591,412	Impac CMB Trust, 1.87%, 9/25/34	1,591
7,276,737	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	229
2,000,000	MLMI 2004-A2 1A, 3.84%, 8/1/34	1,989
1,468,859	MSM 2004-5AR, 4.09%, 7/25/34	1,517
51,368	Residential Asset Securitization Trust, 5.73%, 7/25/32	51
269,457	Salomon Brothers Mortgage Securities, 6.50%, 6/25/26	279
315,608	SASC 2002-16A Class 2A1, 5.55%, 8/25/32	322
1,369,762	SASC 2003-37A 6A, 4.99%, 12/25/33	1,397
469,046	Sequoia Mortgage Trust, 1.82%, 10/20/27	469
350,043	Structured Asset Mortgage Investments Inc., 3.08%, 3/25/32	354
630,344	Structured Asset Mortgage Investments Inc., 4.835%, 7/25/32	649
1,291,358	Structured Asset Securities Corp., 3.698%, 3/25/33	1,332
241,692	TMST 2003-2 A1, 1.79%, 4/25/43	242
54,072	WAMU 2000-1 M2, 2.25%, 1/25/40	54
1,195,073	WAMU 2004-AR8, 1.87%, 6/25/44	1,195
212,075	Washington Mutual, 2.738%, 12/25/40	212
2,752,704	Washington Mutual, IO, 0.653%, 11/26/07	18
U.S. Government (13%)
1,000,000	FHLMC Disc Note, 1.00%, 8/17/04	999
10,000,000	U.S. Treasury Bill, 1.00%, 10/14/04	9,972

Total Bond & Notes		80,400
Exchange Traded Funds (1%)
7,000	S & P 500 Depository Receipts	776
Investment Companies (2%)
2,010,696	Bunker Hill Money Market Fund *	2,011

Total (Cost - $82,971) (a) (102%)		83,187
Liabilities in excess of Other Assets (-2%)		(1,606)

Net Assets (100%)		$81,581

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$312
Unrealized depreciation	(96)

Net unrealized appreciation	$216

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized (Depreciation)
Pay Fixed U.S. 3 Year IRS	Jun-07	$4,500	$(23)
Pay Fixed U.S. 2 Year IRS	Sep-06	9,400	(64)

		$13,900	$(87)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized (Depreciation)
294	S&P 500	Sep-04	$80,930	$(1,618)

See notes

U.S. GROWTH LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (90%)
Consumer Discretionary (12%)
11,100	Applebee’s International Inc.	$296
6,600	Chico’s FAS Inc. (b)	276
4,600	Coach Inc. (b)	197
2,500	eBay Inc. (b)	196
5,450	Hovnanian Enterprises, Inc. (b)	169
7,800	International Game Technology	252
5,700	Lowe’s Cos, Inc.	278
3,000	Mandalay Resort Group	203
10,400	PETsMart Inc.	323
11,300	Time Warner Inc.	188
Consumer Staples (8%)
6,200	Alberto-Culver Company	289
3,900	Anheuser-Bush Cos.	202
5,400	Coca-Cola Company	237
8,000	CVS Corp.	335
4,600	Gillette Co.	179
2,500	Whole Foods Market Inc.	206
Energy (4%)
6,600	Halliburton Co.	210
6,300	Occidental Petroleum Corp.	310
4,400	Valero Energy Corporation	330
Financials (7%)
3,900	American International Group	276
6,700	Prudential Financial Inc.	312
5,200	Simon Property Group Inc	268
4,300	TCF Financial Corp.	260
4,000	Wachovia Corp.	177
Health Care (15%)
5,900	Barr Pharmaceuticals Inc. (b)	203
6,000	Conventry Health Care Inc. (b)	307
8,550	DaVita Inc. (b)	260
8,100	Eon Labs Inc. (b)	236
4,300	Forest Laboratories, Inc. (b)	216
3,000	Genentech, Inc. (b)	146
4,500	Pediatrix Medical Group Inc. (b)	285
10,900	Pfizer, Inc.	348
7,400	Stryker	353
4,400	VCA Antech, Inc. (b)	185
3,600	Zimmer Holdings (b)	275
Industrials (20%)
3,500	3M Co.	288
6,700	Ametek Inc.	207
3,400	Apollo Group - Cl. A (b)	284
3,800	Cintas Corp.	159
5,900	Danaher Corp	299
6,700	Frontline Ltd.	257
6,000	General Electric Co.	199
3,300	Illinois Tool Works	299
4,100	Ingersoll-Rand Co.	282
4,600	Jacobs Engineering Group	184
5,800	Northrop Grumman Corp.	305
10,600	Pentair Inc.	332
12,375	Ship Finance International	205
13,700	Southwest Airlines	198
3,500	University of Phoenix Online (b)	302
Materials (2%)
8,900	Consol Energy Inc.	319
Technology (20%)
18,600	Actvision, Inc. (b)	272
6,700	Automatic Data Processing Inc.	281
42,800	Brocade Communications Systems (b)	206
7,800	Certegy Inc.	296
20,600	Cisco Systems Inc. (b)	430
20,500	CNET Networks Inc.(b)	187
12,600	Cognizant Technology Solutions Corp. (b)	347
2,000	Intl Business Machines Corp.	174
6,300	Novellus Systems (b)	170
24,200	Oracle Corp. (b)	254
10,700	Peoplesoft, Inc. (b)	193
5,500	Qualcomm, Inc.	380
5,000	Symantec Corp. (b)	234
10,500	Yahoo!, Inc. (b)	323
Telecommunications (1%)
12,600	Nextel Communications (b)	287
Utilities (1%)
5,000	Huaneng Power International Inc.	159

Total Common Stocks		17,095
Investment Companies (12%)
2,206,469	Bunker Hill Money Market Fund *	2,206

Total (Cost - $18,152) (a) (102%)		19,301
Liabilities in excess of Other Assets (-2%)		(300)

Net Assets (100%)		$19,001

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,857
Unrealized depreciation	(708)

Net unrealized appreciation	$1,149

(b)	Non-income producing security.

See notes

SMALL CAP LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (100%)
Consumer Discretionary (17%)
6,900	Aaron Rents, Inc.	$222
8,100	Aeropostale Inc. (b)	247
5,100	Choice Hotels International, Inc.	268
6,200	Jarden Corp. (b)	224
2,300	Meritage Corp.	142
3,600	pf chang’s china bistro inc (b)	160
2,400	Quiksilver, Inc. (b)	52
5,000	Shuffle Master, Inc. (b)	160
10,200	Urban Outfitters (b)	303
2,350	William Lyons Homes Inc. (b)	180
Consumer Staples (1%)
6,950	NBTY, Inc. (b)	151
Energy (9%)
4,000	Evergreen Resources, Inc. (b)	164
8,600	Frontier Oil	184
20,250	KCS Energy Inc. (b)	299
9,400	Patina Oil & Gas Corp.	277
3,800	Universal Compression Holdings Inc. (b)	125
Financial (7%)
3,400	Alexandria Real Estate Equities, Inc.	204
4,800	First BanCorp	204
3,700	Redwood Trust Inc.	210
2,100	UCBH Holding Inc.	82
3,300	Wintrust Financial Corp.	175
Health Care (17%)
8,300	Arthrocare Corp. (b)	221
3,300	Cerner Corp. (b)	149
10,600	Dendrite International Inc. (b)	158
4,550	Gen-Probe Incorporated (b)	170
10,300	LifeCell Corp. (b)	91
3,100	Respironics, Inc. (b)	173
9,525	Salix Pharmaceuticals Ltd. (b)	203
5,900	Techne Corporation (b)	235
3,300	The Cooper Companies, Inc.	196
12,500	TLC Vision Corp. (b)	125
9,000	Urologix Inc. (b)	91
3,250	Vaxgen, Inc. (b)	37
13,850	Ventiv Health Inc. (b)	211
Industrials (20%)
6,300	Acuity Brands Inc.	150
31,050	Capstone Turbine Corporation (b)	62
6,200	Cognex Corp.	187
2,900	Engineered Support Systems Inc.	163
4,900	IDEX Corp	157
5,500	JLG Industries, Inc.	77
6,200	John H. Harland Company	176
5,300	Kaydon Corp.	154
3,100	Knight Transportation, Inc. (b)	61
3,000	Landstar System, Inc. (b)	149
10,200	Orbital Sciences Corp. (b)	117
700	Power-One Inc. (b)	6
5,200	Ritchie Bros. Auctioneers	154
1,700	Roper Industries, Inc.	95
6,800	SCS Transportation, Inc. (b)	175
3,100	Tetra Technologies, Inc. (b)	82
3,650	Toro Co.	239
10,500	Vintage Petroleum Inc.	180
Materials (3%)
3,500	Florida Rock Industries Inc.	150
15,200	Silver Standard Resources Inc. (b)	189
Technology (26%)
4,000	Avid Technology, Inc. (b)	187
6,300	Cymer Inc. (b)	180
4,200	DSP Group Inc. (b)	83
3,600	FactSet Research System Inc.	155
3,600	Flir Systems Inc. (b)	229
4,400	Global Imaging System Inc. (b)	133
4,800	Hyperion Solutions Corp. (b)	197
3,700	MICROS Systems Inc. (b)	180
9,500	Multimedia Games Inc. (b)	180
4,300	Rogers Corp. (b)	213
9,000	Seachange International, Inc. (b)	132
7,550	Sierra Wireless Inc. (b)	238
4,900	Take-Two Interative Software (b)	153
6,700	Trimble Navigation Limited (b)	186
5,100	Unit Corporation	165
10,100	ValueClick, Inc. (b)	105
4,100	Websense Inc. (b)	157
14,500	Wind River Systems (b)	142

	Total Common Stocks	11,831
Investment Companies (1%)
151,033	Bunker Hill Money Market Fund *	151

Total (Cost -$11,909) (a) (101%)		11,982
Liabilities in excess of Other Assets (-1%)		(126)

Net Assets (100%)		$11,856

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$579
Unrealized depreciation	(506)

Net unrealized appreciation	$73

(b)	Non-income producing security.

See notes

BUNKER HILL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
U.S. Treasury (21%)
30,000,000	U.S. Treasury Bill, 0.94%, 8/12/04	$29,991
30,000,000	U.S. Treasury Bill, 1.12%, 8/5/04	29,997
U.S. Government Agency (a) (57%)
12,500,000	FFCB Disc Note, 1.69%, 8/18/04	12,493
4,300,000	FFCB Disc Note, 1.14%, 9/1/04	4,296
4,500,000	FFCB Disc Note, 1.20%, 2/15/05	4,471
4,000,000	FFCB Disc Note, 1.24%, 10/8/04	3,990
4,000,000	FHLB Disc Note, 1.13%, 3/11/05	3,972
4,000,000	FHLB Disc Note, 1.28%, 10/15/04	3,989
6,000,000	FHLB Disc Note, 1.28%, 4/27/05	5,998
3,000,000	FHLB Disc Note, 1.30%, 1/10/05	2,984
18,000,000	FHLB Disc Note, 1.38%, 8/13/04	17,993
3,000,000	FHLMC Disc Note, 1.00%, 9/9/04	2,996
15,000,000	FHLMC Disc Note, 1.10%, 8/17/04	14,992
3,000,000	FHLMC Disc Note, 1.25%, 1/11/05	2,984
8,600,000	FHLMC Disc Note, 1.28%, 11/4/04	8,571
5,000,000	FHLMC Disc Note, 1.36%, 4/5/05	4,954
7,000,000	FNMA Disc Note, 1.17%, 9/17/04	6,989
4,000,000	FNMA Disc Note, 1.24%, 2/4/05	3,975
18,500,000	FNMA Disc Note, 1.36%, 10/15/04	18,449
8,000,000	FNMA Disc Note, 1.77%, 1/19/05	7,934
3,250,000	FNMA Disc Note, 1.80%, 5/27/05	3,250
30,000,000	TVA Disc Note, 1.53%, 8/26/04	29,975
Investment Companies (0%)
203,273	Dreyfus Treasury Cash Management Fund	203
Repurchase Agreements (22%)
39,700,000	Lehman Brothers Tri Party, 1.35%, 7/30/04 to 812/04 (b)	37,700
25,000,000	Goldman Tri Party, 1.30%, 7/28/04 to 8/11/04 (c)	25,000

Total (Cost - $290,146) (100%)		288,146
Liabilities in excess of Other Assets (-0%)		(268)

Net Assets (100%)		$287,878

(a)	Discount rate at time of purchase.

(b)	The Lehman/JP Morgan Chase repurchase agreement is collateralized by the following security:

Security Description	Value	Principal	Cost
FNHS 5.0% 2/1/34	$38,454	$41,390	$37,700

(c)	The Goldman/Bank of New York repurchase agreement is collateralized by the following securities:

Security Description	Value	Principal	Cost
GNMA 6.5% 11/20/33	$3,365	$3,867	$3,316
GNMA 6.5% 7/20/34	22,007	21,075	21,684

	$25,372	$24,942	$25,000

See notes

LIMITED MATURITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (35%)
3,199,780	Ameriquest Mortgage Securities Inc., 1.82%, 1/25/34	$3,208
6,065,000	BMW Vehicle Owner Trust, 1.94%, 2/25/07	6,054
7,000,000	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	6,969
5,124,782	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	5,231
3,500,000	CARAT 2004-1, 2.00%, 11/15/07	3,451
3,978,335	Centex Home Equity, 1.65%, 3/25/34	3,978
5,816,275	Chase Manhattan Auto Owner Trust, 5.07%, 2/15/08	5,892
2,100,000	Citibank Credit Card Issuance Trust, 1.66%, 3/7/08	2,104
8,750,000	Citibank Credit Card Master Trust, 6.65%, 11/15/06	8,875
1,897,383	Countrywide Asset-Backed, 3.735%, 5/25/30	1,902
2,400,000	DaimlerChrysler Auto Trust, 1.41%, 11/8/06	2,388
1,500,000	DCAT 2003-B, 2.25%, 8/8/07	1,493
7,000,000	Discover Card Master Trust I, 6.85%, 7/17/07	7,152
2,000,000	Distribution Financial Services Floorplan Master, 1.77%, 4/15/07	2,003
2,500,000	FCCMT 2001-C B, 4.19%, 3/15/07	2,508
4,723,380	First Franklin Mortgage Loan, 1.69%, 11/25/34	4,723
6,625,000	Fleet Credit Card Master Trust, 3.86%, 3/15/07	6,643
8,000,000	Ford Credit Auto Owner Trust, 4.36%, 9/15/06	8,117
3,000,000	HAMNT 2003-3 B, 1.67%, 8/15/08	3,000
1,486,255	Household Automotive Trust, 5.39%, 8/17/08	1,518
3,000,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	3,004
4,850,000	IMM 2004-7 1A1, 1.84%, 11/25/34	4,850
1,700,000	MBNA Master Credit Card Trust, 6.55%, 1/15/07	1,704
4,734,664	MSAC 2004-NC5, 1.75%, 5/25/34	4,735
4,450,000	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	4,430
316,055	Provident Bank Equip Trust 2000-1A C 144A, 2.30%, 11/25/11 (b)	316
9,000,000	RART 2003-2 A3, 2.31%, 1/15/08	8,957
2,604,782	Wells Fargo Auto Owner Trust, 1.0725%, 3/15/05	2,602
6,987,278	Whole Auto Loan Trust, 2.60%, 8/15/06	7,007
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,165
Commercial Paper (1%)
3,000,000	Procter & Gamble CP, 1.00%, 8/17/04	2,998
Corporate Bonds (28%)
3,000,000	American Express Credit Corp., 1.55%, 9/19/06	3,005
1,200,000	Appalachian Power Company, 4.80%, 6/15/05	1,222
2,750,000	ASIF Global Financing 144A, 1.73%, 5/3/07 (b)	2,748
2,000,000	Bank One Corp., 1.36%, 8/11/06	2,002
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,575
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,098
1,200,000	Cinergy Corp., 6.25%, 9/1/04	1,204
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,632
2,000,000	ConAgra Inc., 7.5%, 9/15/05	2,098
1,300,000	Corp Andina De Fomento, 2.01%, 1/26/07	1,304
2,750,000	Countrywide Home Loan, 1.80%, 6/2/06	2,764
2,600,000	DaimlerChrysler, 1.88%, 5/24/06	2,609
2,400,000	Deutsche Telekom, 8.25%, 6/15/05	2,516
2,300,000	Dominion Resources Inc., 7.625%, 7/15/05	2,411
2,400,000	EOP Operating LP, 6.625%, 2/15/05	2,453
1,700,000	Ford Motor Credit, 7.60%, 8/1/05	1,776
2,753,000	FPL Group Capital Inc., 1.89%, 3/30/05	2,757
2,750,000	General Electric Cap Corp., 1.49%, 3/9/07	2,754
2,500,000	GMAC, 2.135%, 5/18/06	2,506
2,750,000	Goldman Sachs Group, 1.29%, 5/11/07	2,750
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,619
2,000,000	Int’l Lease Finance Corp., 2.89%, 8/1/05	2,022
1,800,000	John Deere Capital Corp., 1.83%, 7/11/05	1,802
1,300,000	Kinder Morgan Inc., 6.65%, 3/1/05	1,332
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	976
1,300,000	Liberty Media Corp., 3.02%, 9/17/06	1,320
1,000,000	Masco Corp. 144A, 1.65%, 3/9/07 (b)	1,001
1,440,000	Masco Corp., 6.75%, 3/15/06	1,525
1,300,000	MBNA America Bank NA 144A, 7.75%, 9/15/05	1,365
2,500,000	Merrill Lynch, 1.785%, 1/26/07	2,500
2,800,000	Morgan Stanley, 1.73%, 1/12/07	2,803
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,630
2,700,000	National Westminster Bank RBS, 2.20%, 10/14/09	2,701
2,000,000	Nationwide Building Society 144A, 1.75%, 7/20/07 (b)	1,998
1,400,000	Nisource Finance Corp., 1.93%, 5/4/05	1,401
2,900,000	Norfolk Southern Corp., 8.375%, 5/15/05	3,036
1,400,000	Pemex Master Trust 144A, 3.08%, 1/7/05 (b)	1,407
1,290,000	PG&E Corp., 2.30%, 4/3/06	1,291
1,345,000	Republic of Chile, 2.06%, 1/28/08	1,355
1,800,000	SLM Corp., 1.78%, 1/25/07	1,801
2,050,000	Southtrust Bank NA, 1.53%, 6/14/07	2,049
2,400,000	Sprint Capital Corp., 7.90%, 3/15/05	2,485
2,500,000	Time Warner Inc., 5.625%, 5/1/05	2,556
2,400,000	TXU Energy, 2.38%, 1/17/06	2,399
800,000	United Mexican States, 2.29%, 1/13/09	811
2,625,000	Viacom Inc., 7.75%, 6/1/05	2,741
4,000,000	Wachovia Corp., 1.71%, 7/20/07	3,996
1,500,000	Washington Mutual, 2.01%, 7/25/06	1,507
2,900,000	Wells Fargo & Co., 1.61%, 9/15/06	2,903
Mortgage Backed Securities (15%)
1,127,839	ABN Amro Mortgage Corp., 5.85%, 6/25/32	1,137
3,521,215	Bear Stearns Alt-A Trust, 2.693%, 3/25/34	3,460
5,246,479	BSARM 2004-4 A1B, 3.517%, 6/25/34	5,258
2,931,396	Crusade Global Trust, 1.82%, 1/17/34	2,935
180,615,946	CWALT 2004-J5 2AIO, .75%, 12/26/06	1,228
1,629,897	FHLMC # 2239, 1.83%, 3/15/24	1,636
2,332,780	FHLMC # 846423, 3.457%, 5/1/25	2,413
3,580,000	FHLMC, 3.50%, 8/15/15	3,607
439,586	FHR # 2395 FT, 1.83%, 12/15/31	442
4,678,000	FHR 2665 NA, 5.00%, 3/15/13	4,768
1,813,137	FHSF, 1.93%, 12/15/06	1,808
865,620	FNMA # 323682, 3.317%, 8/1/27	895
1,128,086	FNMA # 543364 Arm, 3.29%, 5/1/21	1,160
2,037,418	FNMA # 613633, 2.30%, 10/1/26	2,077
956,455	FNMA ARM, 5.29%, 4/1/28	986
328,918	FNMA, 1.60%, 2/25/18	329
448,640	FNMA, 3.50%, 5/25/15	448
2,143,889	FNMA, 5%, 3/25/10	2,151
1,274,622	FNMA, 5.50%, 9/25/13	1,275
1,333,134	GNMA, 1.84%, 11/16/29	1,338
2,890,671	Morgan Stanley Mortgage Loan Trust, 5.237%, 2/25/34	2,935
3,945,572	Prime Mortgage Trust, 5.50%, 6/25/33	3,962
2,736,098	Sequoia Mortgage Trust, 1.82%, 10/20/27	2,738
328,888	Structured Asset Mortgage Investments Inc., 3.68%, 3/25/32	333
3,055,065	Structured Asset Mortgage Investments Inc., 4.835%, 7/25/32	3,144
1,061,945	Washington Mutual, 2.738%, 12/25/40	1,062
Municipal Bond (3%)
3,000,000	Arizona Edl Ln Marketing Corp., 1.57%, 12/1/37	3,000
3,000,000	Brazos Tex Higher Ed Auth Inc., 1.59%, 12/1/39	3,000
2,200,000	Illinois Student Assistance, 1.57%, 3/1/38	2,200
3,000,000	Northstar Guarantee Inc., 1.57%, 12/1/44	3,000
U.S. Government Agency (17%)
20,000,000	FHLB Disc Note, 1.37%, 8/13/04 (c)	19,992
20,000,000	FHLMC Disc Note, 1.10%, 8/17/04 (c)	19,988
20,000,000	FNMA Disc Note, 1.42%, 8/18/04 (c)	19,988
Investment Companies (1%)
4,470,519	Bunker Hill Money Market Fund *	4,471

Total (Cost - $364,253) (a) (100%)		363,657
Other Assets, net of Liabilities (0%)		907

Net Assets (100%)		$364,564

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$254
Unrealized depreciation	(850)

Net unrealized depreciation	$(596)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

See notes

SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (5%)
305,233	Chase Funding Mortgage Asset Backed, 5.039%, 12/25/23	$305
2,742,422	Countrywide Asset-Backed Certificates, 1.75%, 6/25/33	2,747
2,550,000	Distribution Financial Services Floorplan Master, 1.77%, 4/15/07	2,554
3,000,000	FCCMT 2001-C B, 4.19%, 3/15/07	3,009
3,588,222	Residential Funding Mortgage Securities, 1.58%, 7/25/18	3,588
5,648,377	SLM Student Loan Trust, 1.67%, 6/15/16	5,658
Commercial Paper (1%)
3,000,000	Procter & Gamble CP, 1.00%, 8/17/04	2,998
Corporate Bonds (31%)
650,000	Allied Waste NA, 7.625%, 1/1/06	678
2,675,000	American Express Credit Corp., 1.55%, 9/19/06	2,679
630,000	American Standard, 7.375%, 2/1/08	687
700,000	AmerisourceBergen Corp., 8.125%, 9/1/08	761
650,000	Autonation Inc., 9.00%, 8/1/08	734
1,000,000	Bank One Corp., 1.36%, 8/11/06	1,001
3,210,000	Boeing Capital Corp., 5.75%, 2/15/07	3,393
1,500,000	Boyd Gaming Corp Loan, 3.406%, 6/30/11	1,517
600,000	Chesapeake Energy Corp., 8.375%, 11/1/08	656
1,275,000	Citigroup Inc., 1.40%, 6/4/07	1,274
3,160,000	Clear Channel Communication, 6.00%, 11/1/06	3,319
3,120,000	Continental Cablevision, 8.30%, 5/15/06	3,386
1,500,000	Corp Andina De Fomento, 2.01%, 1/26/07	1,505
3,210,000	Credit Suisse FB USA, 5.75%, 4/15/07	3,392
325,000	CSC Holdings Inc., 8.125%, 07/15/09	338
650,000	D.R. Horton, Inc., 8.00%, 2/1/09	725
3,215,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	3,387
1,500,000	Davita Inc Loan, 3.606%, 3/31/09	1,522
1,600,000	Devon Energy Corp., 2.75%, 8/1/06	1,580
825,918	DirectV Holdings LLC, 4.86%, 3/6/10	838
700,000	Echostar DBS Corp., 4.85%, 10/1/08	728
100,000	Echostar DBS Corp., 6.375%, 10/1/11	99
4,140,000	Ford Motor Credit Co., 6.50%, 1/25/07	4,366
3,130,000	France Telecom, 8.20%, 3/1/06	3,348
1,700,000	Freescale Semiconductor 144A, 4.38%, 7/15/09 (b)	1,740
800,000	Gap Inc., 6.90%, 9/15/07	864
2,225,000	General Dynamics Corp., 1.53%, 9/1/04	2,225
2,000,000	General Electric Cap Corp., 1.49%, 3/9/07	2,003
4,150,000	General Motors Acceptance Corp., 6.125%, 2/01/07	4,343
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	793
1,400,000	GMAC, 2.135%, 5/18/06	1,403
750,000	Harrahs Operating Co., 7.875%, 12/15/05	792
800,000	HCA Inc., 7.875%, 2/1/11	886
807,000	Host Marriott Corp., 7.875%, 8/1/08	829
3,190,000	Household Finance Corp., 5.75%, 1/30/07	3,366
1,200,000	IBM Corp., 1.535%, 9/10/04	1,200
3,220,000	Intl Lease Finance Corp., 5.625%, 6/1/07	3,386
1,700,000	John Deere Capital Corp., 1.71%, 9/17/04	1,701
3,250,000	John Deere Capital Corp., 5.125%, 10/19/06	3,378
750,000	KB Home, 8.625%, 12/15/08	819
3,390,000	Liberty Media Corp., 3.50%, 9/25/06	3,377
250,000	Mandalay Resort Group, 10.25%, 8/1/07	279
500,000	Mandalay Resort Group, 6.45%, 2/1/06	516
800,000	MGM Mirage Inc., 6.00%, 10/1/09	794
3,500,000	Morgan Stanley, 1.785%, 7/27/07	3,497
3,000,000	New York Life Global Funding 144A, 1.35%, 2/26/07 (b)	2,999
1,300,000	Nisource Finance Corp., 1.93%, 5/4/05	1,301
650,000	Panamsat Corp., 6.375%, 1/15/08	656
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	686
175,000	Park Place Entertainment Corp., 9.375%, 2/15/07	192
650,000	Penney (JC) Co., 7.60%, 4/1/07	702
650,000	Ryland Group, 8.00%, 8/15/06	704
700,000	Saks Inc., 8.25%, 11/15/08	758
3,190,000	Sprint Capital Corp., 6.00%, 1/15/07	3,355
800,000	SPX Corporation, 6.25%, 6/15/11	780
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	791
3,190,000	Time Warner Inc., 6.15%, 5/1/07	3,384
650,000	Unisys Corp., 8.125%, 6/1/06	684
3,220,000	Viacom Inc., 5.625%, 5/1/07	3,391
1,000,000	Vivendi Universal Entertainment, 3.86%, 6/24/08	1,000
2,000,000	Wal-Mart Stores, 1.238%, 2/22/05	2,000
3,000,000	World Savings Bank, 1.32%, 3/2/06	3,000
Foreign Government (0%)
550,735	Croatia, 2.81%, 7/31/06	551
Mortgage Backed Securities (27%)
4,726,839	BSABS 2004-SD2 A3, 4.659%, 3/25/44	4,727
2,931,396	Crusade Global Trust, 1.82%, 1/17/34	2,935
1,050,174	FHLMC # 1B02324, 5.745%, 4/1/32	1,079
9,000,000	FHLMC, 3.50%, 11/15/09	9,067
1,400,000	FHLMC, 3.50%, 6/15/17	1,410
2,500,000	FHLMC, 3.50%, 8/15/15	2,519
5,568,000	FHR 2676 LT, 3.00%, 4/15/17	5,555
2,500,000	FHR 2686 GA, 3.50%, 8/15/13	2,513
3,365,541	FN # 701296 ARM, 4.31%, 3/1/33	3,415
5,893,643	FNMA # 708229, 4.337%, 4/1/33	5,946
2,574,024	FNMA # 755867, 4.316%, 12/1/33	2,576
2,057,337	FNMA # 708219, 4.30%, 3/1/33	2,071
3,828,270	FNMA # 743821, 4.94%, 11/1/33	3,908
2,244,800	FNMA, 3.50%, 9/25/09	2,261
1,684,101	GNR 2002-76, 1.59%, 1/16/31	1,684
4,300,000	Holmes Financing PLC, 1.75%, 1/15/08	4,303
587,526	Medallion Trust, 1.73%, 12/18/31	588
2,727,893	Medallion Trust, 1.74%, 12/21/33	2,731
2,974,840	Mellon Residential Funding Corp., 1.81%, 11/15/32	2,975
627,790	Morgan Stanley Capital, 6.22%, 6/3/30	641
5,875,435	MSM 2004-5AR, 4.09%, 7/25/34	6,069
4,500,000	Permanent Financing PLC, 1.56%, 9/10/07	4,500
7,229,772	SASC 2003-37A 6A, 4.99%, 12/25/33	7,376
1,954,356	Sequoia Mortgage Trust, 1.82%, 10/20/27	1,956
7,491,135	WFMBS 2004-I, 3.399%, 7/25/34	7,477
U.S. Treasury (34%)
12,000,000	U.S. Treasury Bill, 1.00%, 8/12/04	11,996
17,310,000	U.S. Treasury Note, 1.50%, 3/31/06	17,032
13,000,000	U.S. Treasury Note, 1.625%, 10/31/05	12,903
30,500,000	U.S. Treasury Note, 1.875%, 11/30/05	30,335
23,271,000	U.S. Treasury Note, 2.00%, 8/31/05	23,239
11,850,000	U.S. Treasury Note, 2.625%, 11/15/06	11,799
8,000,000	U.S. Treasury Note, 3.125%, 5/15/07	8,025
1,330,000	U.S. Treasury Note, 5.625%, 2/15/06	1,395
Investment Companies (1%)
4,894,509	Bunker Hill Money Market Fund *	4,895

Total (Cost - $340,558) (a) (100%)		339,798
Other Assets, net of Liabilities (0%)		443

Net Assets (100%)		340,241

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$362
Unrealized depreciation	(1,122)

Net unrealized depreciation	$(760)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
265	U.S. Treasury 2 Year Note	Sep-04	$55,948	$131

See notes

U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (36%)
479,027	FHLMC # 1B02324, 5.745%, 4/1/32	$492
1,500,000	FHLMC # 2659, 3.00%, 12/15/21	1,493
1,184,443	FHLMC ARM # 789582, 5.85%, 7/1/32	1,218
1,900,000	FHR 2676 KM, 3.50%, 12/15/13	1,911
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,696
2,597,438	FNMA # 708229, 4.337%, 4/1/33	2,620
1,654,730	FNMA # 755867, 4.316%, 12/1/33	1,656
861,989	FNMA # 380459, 6.27%, 7/1/05	863
1,400,000	FNMA, 3.50%, 11/25/09	1,409
2,000,000	FNMA, 3.50%, 12/25/10	2,019
434,307	FNMA, 6.00%, 5/25/08	436
2,000,000	FNR 2003-113 PG, 3.50%, 2/25/09	2,015
693,545	GNMA, 7.50%, 8/15/14	743
U.S. Government Agency (25%)
3,600,000	FHLB, 1.875%, 6/15/06	3,541
1,230,000	FNMA, 2.50%, 6/15/08	1,174
3,500,000	FNMA, 3.25%, 1/15/08	3,460
900,000	FNMA, 4.25%, 5/15/09	907
850,000	FNMA, 5.00%, 1/15/07	888
3,000,000	FNMA Disc Note, 1.10%, 8/5/04 (b)	3,000
U.S. Treasury (37%)
2,500,000	U.S. Treasury Note, 2.375%, 8/15/06	2,484
3,800,000	U.S. Treasury Note, 2.625%, 3/15/09	3,640
1,250,000	U.S. Treasury Note, 2.625%, 5/15/08	1,217
3,000,000	U.S. Treasury Note, 3.125%, 10/15/08	2,956
5,950,000	U.S. Treasury Note, 3.25%, 8/15/07	5,975
2,300,000	U.S. Treasury Note, 4.375%, 5/15/07	2,382
Investment Companies (1%)
742,408	Bunker Hill Money Market Fund *	742

Total (Cost - $51,607) (a) (99%)		50,937
Other Assets, net of Liabilities (1%)		278

Net Assets (100%)		$51,215

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$39
Unrealized depreciation	(709)

Net unrealized depreciation	$(670)

(b)	Discount rate at time of purchase.

See note

GNMA FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (149%)
2,590,512	FHLMC # 780444, 5.80%, 3/1/33	$2,657
1,777,662	FHLMC # 789984, 5.26%, 11/1/32	1,816
1,453,666	FHLMC # 846489, 3.15%, 7/1/19	1,481
1,776,664	FHLMC ARM # 789582, 5.85%, 7/1/32	1,827
401,961	FHR 1256 CB, 2.13%, 4/15/22	402
4,458,734	FNMA # 753498, 4.862%, 11/1/33	4,519
756,987	FNMA, 8.50%, 9/1/10	815
487,727	FNMA, 9.00%, 8/1/10	526
1,301,632	GNMA # 2591, 7.00%, 5/20/28	1,382
1,467,770	GNMA # 579765, 6.50%, 9/15/32	1,537
834,120	GNMA # 780619, 7.00%, 8/15/12	889
1,407,322	GNMA # 780853, 9.00%, 1/15/10	1,538
478,649	GNMA # 780900, 8.00%, 7/15/12	513
4,751,898	GNMA # 781276, 6.50%, 4/15/31	4,978
2,147,455	GNMA # 781412, 6.50%, 2/15/17	2,280
1,969,161	GNMA # 781445, 8.00%, 11/15/31	2,154
834,735	GNMA # 80346, 4.50%, 11/20/29	847
102,839	GNMA # 3029, 8.50%, 1/20/31	112
7,733,213	GNMA # 3515, 5.50%, 2/20/34	7,777
2,299,329	GNMA # 552713, 7.00%, 8/15/32	2,443
675,552	GNMA # 579079, 7.00%, 12/15/31	718
1,711,249	GNMA # 582100, 7.50%, 4/15/32	1,841
807,326	GNMA # 592286, 7.50%, 1/15/33	868
5,360,248	GNMA # 599861, 6.50%, 2/15/33	5,613
560,346	GNMA # 780759, 6.50%, 4/15/13	596
1,222,627	GNMA # 780852, 6.50%, 9/15/13	1,300
2,607,763	GNMA # 781324, 7.00%, 7/15/31	2,772
130,419	GNMA # 781335, 7.00%, 2/15/12	139
6,761,205	GNMA # 781527, 6.00%, 11/15/32	6,968
640,079	GNMA # 8006, 4.75%, 7/20/22	647
507,974	GNMA # 8041, 4.75%, 8/20/22	513
2,226,211	GNMA # 80612, 4.50%, 6/20/32	2,215
755,636	GNMA # 8062, 4.625%, 10/20/22	767
941,383	GNMA # 8228, 4.75%, 7/20/23	953
903,001	GNMA # 8301, 4.625%, 10/20/23	913
1,698,988	GNMA # 8302, 4.625%, 10/20/23	1,728
1,028,931	GNMA # 8339, 4.625%, 12/20/23	1,040
699,746	GNMA # 8867, 4.625%, 11/20/21	710
592,786	GNMA 1999-37 FJ, 1.94%, 10/16/29	597
1,396,857	GNMA 2002-24 FA, 1.89%, 4/16/32	1,405
1,098,597	GNMA 2002-24, 1.94%, 4/16/32	1,105
1,007,047	GNMA 2002-24, 1.94%, 4/16/32	1,015
1,498,603	GNMA 591551, 7.00%, 7/15/32	1,592
7,000,000	GNMA ARM # 3584, 6.00%, 7/20/34	7,199
14,200,000	GNMA TBA, 5.00%, 8/1/34 (b)	13,903
21,250,000	GNMA TBA, 5.50%, 8/1/34 (b)	21,369
17,900,000	GNMA TBA, 6.00%, 8/1/34 (b)	18,403
2,042,074	GNMA, 1.79%, 9/16/31	2,050
1,036,327	GNMA, 1.82%, 3/20/29	1,038
1,785,846	GNMA, 1.84%, 11/16/29	1,792
309,248	GNMA, 1.89%, 5/16/32	311
2,955,302	GNMA, 1.94%, 11/16/29	2,981
1,017,882	GNMA, 1.97%, 9/20/30	1,022
702,045	GNMA, 4.625%, 10/20/21	711
641,834	GNMA, 6.50%, 2/15/09	683
609,464	GNMA, 6.50%, 7/20/05	610
107,663	GNR 1999-46 FA, 1.89%, 5/16/24	108
221,954	GNR 2000-26 F, 1.82%, 6/20/30	223
1,277,468	GNR 2000-9 FH, 1.89%, 2/16/30	1,288
1,431,824	GNR 2002-4 FY, 1.84%, 1/16/32	1,437
4,375,904	GNR 2002-48 FT, 1.59%, 12/16/26	4,375
1,820,649	GNR 2002-76, 1.59%, 1/16/31	1,820
U.S. Government Agency (6%)
6,500,000	FNMA Disc Note, 1.21%, 8/4/04 (c)	6,500
Investment Companies (7%)
7,197,533	Bunker Hill Money Market Fund *	7,198

Total (Cost - $172,288) (a) (162%)		171,529
Liabilities in excess of Other Assets (-62%)		(65,552)

Net Assets (100%)		$105,977

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$436
Unrealized depreciation	(1,195)

Net unrealized depreciation	$(759)

(b)	Security was purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized (Depreciation)
75	U.S. Treasury 2 Year Note	Sep-04	$15,834	$(60)

See notes

REAL RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Inflation Indexed Securities (97%)
102,243	U.S. Treasury Inflation Indexed 1.875%, 7/15/13	$101
108,814	U.S. Treasury Inflation Indexed 2.00%, 1/15/14	109
116,045	U.S. Treasury Inflation Indexed 3.00%, 7/15/12	125
33,115	U.S. Treasury Inflation Indexed 3.375%, 1/15/12	37
62,121	U.S. Treasury Inflation Indexed 3.50%, 1/15/11	69
91,371	U.S. Treasury Inflation Indexed 3.875%, 1/15/09	102
110,767	U.S. Treasury Inflation Indexed 3.875%, 4/15/29	140
63,135	U.S. Treasury Inflation Indexed 4.25%, 1/15/10	72
96,974	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07	103
26,629	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	32
100,972	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	110
96,166	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	116
Mortgage Backed Securities (57%)
951,719	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	14
46,016	CWHL 2004-7 6A1, 3.50%, 5/25/34	47
40,139	FHLMC Structured, 1.842%, 8/15/08	40
82,292	FHLMC, 1.93%, 2/15/32	83
43,289	FNMA # 753498, 4.862%, 11/1/33	44
577,091	FNMA, 1.268%, 3/25/34	21
88,750	FNMA, 4.41%, 2/25/44	91
76,902	GNMA 2002-24, 1.94%, 4/16/32	78
48,916	Impac CMB Trust, 1.77%, 3/25/34	49
36,133	Morgan Stanley Mortgage Loan Trust, 5.237%, 2/25/34	37
42,604	Residential Accredit Loans Inc., 1.75%, 3/25/34	42
41,969	Structured Asset Securities Corp., 3.698%, 3/25/33	43
48,815	Thornburg Mortgage Securities Trust, 1.72%, 3/25/44	49
14,026	Washington Mutual, 2.64%, 4/25/44	14
U.S. Government Securities (34%)
100,000	FHLMC Disc Note, 1.06%, 8/3/04 (b)	100
295,000	U.S. Treasury Bill, 1.60%, 1/6/05	293
Investment Companies (6%)
62,204	Bunker Hill Money Market Fund *	62

Total (Cost - $2,243) (a) (194%)		2,223
Liabilities in excess of Other Assets (-94%)		(1,075)

Net Assets (100%)		$1,148

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1
Unrealized depreciation	(21)

Net unrealized depreciation	$(20)

(b)	Discount rate at time of purchase.

See notes

CORE BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (17%)
3,555,311	Ameriquest Mortgage Securities Inc., 1.82%, 1/25/34	$3,564
4,897,620	ARMS II, 1.64%, 9/10/34	4,902
1,000,000	Bank One Issuance Trust, 2.37%, 5/15/08	1,006
8,375,000	Bank One Issuance Trust, 3.45%, 10/15/11	8,162
5,908,549	BSABS 2004-SD2 A3, 4.659%, 3/25/44	5,908
4,600,000	Capital One Multi-Asset Execution Trust, 1.60%, 12/15/09	4,602
1,100,000	Chase Credit Card Master Trust, 1.85%, 5/15/09	1,100
20,079	Chase Funding Mortgage Loan Asset Backed, 1.67%, 10/25/30	20
3,725,554	Countrywide Asset-Backed Certificates, 1.75%, 6/25/33	3,732
4,244,662	Crusade Global Trust, 1.82%, 1/17/34	4,250
200,000	DaimlerChrysler Master Owner Trust, 1.44%, 5/15/07	200
9,650,000	First National Master Note Trust, 1.48%, 8/15/08	9,662
874,207	FNW 2003-W4 1A1, 2.034%, 8/25/34	873
3,000,000	FORDF 2004-1 B, 1.68%, 7/15/09	3,000
3,672,622	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (c)	3,861
4,525,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	4,468
7,891,106	MSAC 2004-NC5, 1.75%, 5/25/34	7,891
6,300,000	Nissan Master Owner Trust Receivables, 1.44%, 9/15/08	6,304
10,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	11,324
94,923	Puma Finance Ltd., 1.73%, 3/25/34	95
4,820,000	Rental Car Finance Corp. 144A, 1.71%, 8/25/05 (c)	4,818
3,790,607	Samsung Capital Auto 144A, 1.79%, 5/23/08 (c)	3,795
34,446	Saxon Asset Securities Trust, 1.70%, 3/25/32	34
374,711	SLM Student Loan Trust, 1.71%, 1/25/11	375
1,427,256	SuperAnnuation Members Home Loan, 1.53%, 12/1/28	1,429
Corporate Bonds (31%)
1,960,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (c)	1,834
2,070,000	American Electric Power Co. Inc., 6.125%, 5/15/06	2,174
2,370,000	American General Finance, 5.875%, 7/14/06	2,489
3,850,000	AT&T Wireless Services Inc., 7.875%, 3/1/11	4,425
2,290,000	Bank One Corp., 2.625%, 6/30/08	2,174
4,000,000	Bear Stearns Co., 5.70%, 1/15/07	4,214
2,540,000	Boston Properties Inc., 6.25%, 1/15/13	2,684
1,580,000	Bristol-Myers Squibb Co., 4.75%, 10/1/06	1,632
3,450,000	Cendant Corp., 7.375%, 1/15/13	3,907
3,360,000	Clear Channel Communication, 7.65%, 9/15/10	3,800
5,050,000	Comcast Corp., 7.05%, 3/15/33	5,323
2,050,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	2,137
3,510,000	Cox Communications, 7.125%, 10/1/12	3,871
4,630,000	Credit Suisse, 5.875%, 8/1/06	4,867
5,160,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	5,374
3,760,000	Deutsche Telekom, 8.50%, 6/15/10	4,435
1,838,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	2,018
1,957,000	EOP Operating LP, 5.875%, 1/15/13	2,002
11,070,000	Ford Motor Co., 7.45%, 7/16/31	10,529
3,610,000	France Telecom, 8.75%, 3/1/11	4,212
3,230,000	General Mills Inc., 5.125%, 2/15/07	3,362
2,240,000	General Motors Acceptance Corp., 8.00%, 11/1/31	2,275
7,170,000	General Motors Corp., 8.375%, 7/15/33	7,496
1,070,000	Goldman Sachs Group Inc., 1.81%, 4/20/06	1,072
1,250,000	Grupo Televisa SA, 8.00%, 9/13/11	1,366
2,520,000	Hewlett-Packard Co., 5.50%, 7/1/07	2,663
5,950,000	Household Finance Corp., 5.75%, 1/30/07	6,279
2,755,000	Hutchison Whampoa Int’l 144A, 6.50%, 2/13/13 (c)	2,793
2,130,000	International Lease Finance Corp., 4.00%, 1/17/06	2,168
3,960,000	International Paper, 5.85%, 10/30/12	4,066
5,110,000	JP Morgan Chase, 5.625%, 8/15/06	5,356
4,440,000	Lehman Brothers Holdings, 6.25%, 5/15/06	4,684
3,760,000	Liberty Media Corp., 5.70%, 5/15/13	3,699
5,640,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	5,934
2,500,000	Morgan Stanley, 1.785%, 7/27/07	2,498
2,230,000	Nisource Finance Corp., 5.40%, 7/15/14	2,210
2,858,000	Pemex Master Trust, 7.875%, 2/1/09	3,144
3,250,000	Pulte Homes Inc., 7.875%, 8/1/11	3,693
1,790,000	Raytheon Company, 6.75%, 8/15/07	1,945
3,590,000	Simon Property Group LP, 6.375%, 11/15/07	3,857
4,020,000	Sprint Capital Corp., 8.75%, 3/15/32	4,871
2,270,000	Telecom Italia Capital 144A, 5.25%, 11/15/13 (c)	2,230
2,610,000	Telefonos De Mexico, 4.50%, 11/19/08	2,558
4,500,000	Time Warner Inc., 7.70%, 5/1/32	4,999
3,530,000	TXU Energy Co., 7.00%, 3/15/13	3,877
3,710,000	US Cellular Corp., 6.70%, 12/15/33	3,556
4,490,000	Verizon Global Corp., 7.25%, 12/1/10	5,056
1,884,000	Vodafone Group PLC, 7.75%, 2/15/10	2,173
2,038,000	Washington Mutual, 5.625%, 1/15/07	2,140
Foreign Government(5%)
14,980,000	Bundesrepub Deutschland, 4.25%, 7/4/14 (b)	18,060
1,106,977	Croatia, 2.81%, 7/31/06	1,107
2,505,000	Republic of Chile, 6.875%, 4/28/09	2,769
2,600,000	South Africa Government International Bond, 7.375%, 4/25/12	2,853
1,984,000	United Mexican States, 6.375%, 1/16/13	2,025
Mortgage Backed Securities (42%)
4,816,291	BSARM 2001-7 IIA, 2.68%, 6/25/31	4,967
5,600,000	BSCMS 2004-ESA 144A, 1.72%, 5/14/16 (c)	5,603
204,845	FHLMC # 1B0604, 4.58%, 12/1/32	206
16,790,000	FHLMC TBA, 4.50%, 8/1/19 (b)	16,501
732,644	FHR # 2395 FT, 1.83%, 12/15/31	736
2,882,395	FNMA # 670385, 6.50%, 9/1/32	3,012
49,980,000	FNMA TBA, 5.00%, 8/1/19 (b)	50,339
20,520,000	FNMA TBA, 5.50%, 8/1/34 (b)	20,571
34,550,000	FNMA TBA, 6.00%, 9/1/34 (b)	35,295
16,432,000	FNMA TBA, 6.50%, 8/1/34 (b)	17,146
10,804,000	FNMA TBA, 7.00%, 8/1/34 (b)	11,412
5,440,000	GNMA TBA, 5.50%, 8/1/34 (b)	5,471
17,596,273	GNSF # 781636, 5.50%, 7/15/33	17,739
5,809,204	IMPAC CMB TRUST, 1.87%, 10/25/33	5,809
3,168,591	Liberty Funding Property Ltd., 1.81%, 12/10/34	3,172
56,596,840	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	1,783
329,634	Option One Mortgage Loan Trust, 1.72%, 6/25/32	330
5,041,411	Prime Mortgage Trust, 6.00%, 2/25/34	5,130
11,000,000	PUMA Finance Limited, 1.43%, 8/9/35	11,000
3,875,984	Residential Funding Mortgage Securities, 1.58%, 7/25/18	3,876
705,026	Washington Mutual, 3.05%, 11/25/41	710
6,297,270	Washington Mutual, 4.38%, 12/25/32	6,331
18,351,357	Washington Mutual, IO, 0.653%, 11/26/07	119
9,806,755	WFMBS 2003-J 2A1, 4.465%, 10/25/33	9,431
U.S. Government Agency (6%)
6,910,000	FHLMC, 1.875%, 2/15/06	6,830
4,000,000	FHLMC, 2.875%, 5/15/07	3,953
4,660,000	FHLMC, 3.75%, 8/3/07	4,668
6,080,000	FHLMC, 5.00%, 7/15/14	6,068
2,630,000	FHLMC, 6.25%, 7/15/32	2,823
3,250,000	FNMA, 4.00%, 9/2/08	3,254
7,860,000	FNMA, 4.25%, 5/15/09	7,920
U.S. Treasury (25%)
1,170,000	U.S. Treasury Bill, .94%, 8/12/04	1,170
42,600,000	U.S. Treasury Bill, 1.60%, 1/6/05	42,292
5,730,000	U.S. Treasury Bond, 6.125%, 11/15/27	6,365
7,280,000	U.S. Treasury Bond, 6.25%, 8/15/23	8,166
31,120,000	U.S. Treasury Note, 2.50%, 5/31/06	31,059
2,110,000	U.S. Treasury Note, 2.625%, 5/15/08	2,055
21,440,000	U.S. Treasury Note, 3.125%, 5/15/07	21,507
23,940,000	U.S. Treasury Note, 3.625%, 7/15/09	23,869
3,010,000	U.S. Treasury Note, 4.75%, 5/15/14	3,075
Investment Companies (1%)
6,588,465	Bunker Hill Money Market Fund *	6,588

Total (Cost - $716,786) (a) (127%)		716,661
Liabilities in excess of Other Assets (-27%)		(150,785)

Net Assets (100%)		565,876

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,791
Unrealized depreciation	(2,916)

Net unrealized depreciation	$(125)

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$1,500	$23
Bellsouth Corp. Default Swap	Sept-05	1,250	16
Lockheed Martin Corp. Default Swap	Aug-05	1,250	9
Mexico Credit Default Swap	Aug-04	1,000	1

		$5,000	$49

See notes

OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (14%)
1,632,540	ARMS II, 1.64%, 9/10/34	$1,634
500,000	Chase Credit Card Master Trust, 1.85%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 1.66%, 3/7/08	1,402
1,936,696	Countrywide Asset-Backed Securities, 1.79%, 3/25/34	1,942
2,540,000	Distribution Financial Master Trust 2003-2 A, 1.48%, 4/15/08	2,543
1,000,000	FORDF 2004-1 B, 1.68%, 7/15/09	1,000
2,000,000	Holmes Financing PLC, 1.75%, 1/15/08	2,002
1,086,268	Los Angeles Arena Funding LLC 144A, 7.656%,12/15/26 (c)	1,142
600,000	MBNA Master Credit Card Trust 144A, 2.18%, 7/15/07 (c)	601
3,548,654	Samsung Capital Auto 144A, 1.79%, 5/23/08 (c)	3,553
1,197,053	SuperAnnuation Members Home Loan, 1.53%, 12/1/28	1,199
Corporate Bonds (33%)
375,000	Allied Waste North America, 6.125%, 2/15/14	342
250,000	Allied Waste of North America, 10.00%, 8/1/09	264
325,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (c)	304
315,000	American Electric Power Co. Inc., 6.125%, 5/15/06	331
390,000	American General Finance, 5.875%, 7/14/06	410
590,000	Amkor Technology Inc., 7.75%, 5/15/13	504
570,000	AT&T Wireless Services Inc., 7.875%, 3/1/11	655
200,000	Ball Corp., 6.875%, 12/15/12	204
360,000	Bank One Corp., 2.625%, 6/30/08	342
620,000	Bear Stearns Co., 5.70%, 1/15/07	653
395,000	Boston Properties Inc., 6.25%, 1/15/13	417
240,000	Bristol-Myers Squibb Co., 4.75%, 10/1/06	248
510,000	Cendant Corp., 7.375%, 1/15/13	578
650,000	Chesapeake Energy Corp., 6.875%, 1/15/16	640
500,000	Clear Channel Communication, 7.65%, 9/15/10	565
750,000	Comcast Corp., 7.05%, 3/15/33	791
345,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	360
520,000	Cox Communications, 7.125%, 10/1/12	573
690,000	Credit Suisse, 5.875%, 8/1/06	725
325,000	CSC Holdings Inc., 8.125%, 07/15/09	338
525,000	D.R. Horton, Inc., 8.00%, 2/1/09	585
770,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	802
580,000	Deutsche Telekom, 8.50%, 6/15/10	684
310,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	340
650,000	Dole Foods Co., 8.625%, 5/1/09	683
300,000	Echostar DBS Corp., 6.375%, 10/1/11	298
330,000	EOP Operating LP, 5.875%, 1/15/13	338
650,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	713
1,810,000	Ford Motor Co., 7.45%, 7/16/31	1,721
560,000	France Telecom, 8.75%, 3/1/11	653
490,000	General Mills Inc., 5.125%, 2/15/07	510
370,000	General Motors Acceptance Corp., 8.00%, 11/1/31	376
1,220,000	General Motors Corp., 8.375%, 7/15/33	1,275
625,000	Georgia-Pacific Corp., 8.125%, 5/15/11	702
380,000	Hewlett-Packard Co., 5.50%, 7/1/07	402
161,000	Host Marriott Corp., 7.875%, 8/1/08	165
625,000	Houghton Mifflin Co., 8.25%, 2/1/11	638
880,000	Household Finance Corp., 5.75%, 1/30/07	929
615,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	657
350,000	International Lease Finance Corp., 4.00%, 1/17/06	356
590,000	International Paper, 5.85%, 10/30/12	606
300,000	Iron Mountain Inc., 6.625%, 1/1/16	277
600,000	Isle of Capri Casinos, 7.00%, 3/1/14	571
50,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	55
760,000	JP Morgan Chase, 5.625%, 8/15/06	797
500,000	K. Hovnanian Enterprises 144A, 6.375%, 12/15/14	468
100,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	95
400,000	KB Home, 9.50%, 2/15/11	445
660,000	Lehman Brothers Holdings, 6.25%, 5/15/06	696
580,000	Liberty Media Corp., 5.70%, 5/15/13	571
250,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	231
830,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	873
400,000	Nalco Co. 144A, 7.75%, 11/15/11 (c)	416
350,000	Nisource Finance Corp., 5.40%, 7/15/14	347
650,000	Owens-Brockway, 8.875%, 2/15/09	707
150,000	PanAmSat Corp., 8.50%, 2/1/12	173
400,000	Peabody Energy Corp., 6.875%, 3/15/13	412
475,000	Pemex Master Trust, 7.875%, 2/1/09	523
255,000	PSEG Energy Holdings, 8.50%, 6/15/11	277
480,000	Pulte Homes Inc., 7.875%, 8/1/11	545
280,000	Raytheon Company, 6.75%, 8/15/07	304
325,000	Reliant Resources Inc., 9.50%, 7/15/13	349
690,000	Saks Inc., 7.00%, 12/1/13	676
250,000	Sequa Corp., 9.00%, 8/1/09	271
530,000	Simon Property Group LP, 6.375%, 11/15/07	569
600,000	Sinclair Broadcast Group, 8.00%, 3/15/12	620
150,000	Smithfield Foods Inc. 144A, 7.00%, 8/1/11 (c)	152
640,000	Sprint Capital Corp., 8.75%, 3/15/32	776
400,000	Stone Container Corp., 9.75%, 2/1/11	442
340,000	Telecom Italia Capital 144A, 5.25%, 11/15/13 (c)	334
390,000	Telefonos De Mexico, 4.50%, 11/19/08	382
690,000	Time Warner Inc., 7.70%, 5/1/32	766
250,000	Triad Hospitals Inc., 7.00%, 11/15/13	246
357,000	TRW Automotive Inc., 9.375%, 2/15/13	407
550,000	TXU Energy Co., 7.00%, 3/15/13	604
300,000	Unisys Corp., 8.125%, 6/1/06	316
300,000	United Auto Group Inc., 9.625%, 3/15/12	329
575,000	United Rentals, 6.50%, 2/15/12	555
570,000	US Cellular Corp., 6.70%, 12/15/33	546
670,000	Verizon Global Corp., 7.25%, 12/1/10	754
14,000	Vestel Electronics Finance, 11.50%, 5/14/07	15
290,000	Vodafone Group PLC, 7.75%, 2/15/10	334
325,000	Washington Mutual, 5.625%, 1/15/07	341
Foreign Government (5%)
3,300,000	Bundesrepub Deutschland, 4.25%, 7/4/14 (b)	3,978
1,980,000	Russia Government International Bond, 5.00%, 3/31/30	1,817
330,000	United Mexican States, 6.375%, 1/16/13	337
Mortgage Backed Securities (35%)
82,376	FHLMC # 1B0604, 4.58%, 12/1/32	83
2,860,000	FHLMC TBA, 4.50%, 8/1/19 (b)	2,811
879,173	FHR # 2395 FT, 1.83%, 12/15/31	883
803,658	FNMA # 670385, 6.50%, 9/1/32	840
9,890,000	FNMA TBA, 5.00%, 8/1/19 (b)	9,961
3,930,000	FNMA TBA, 5.50%, 8/1/34 (b)	3,940
6,730,000	FNMA TBA, 6.00%, 9/1/34 (b)	6,875
2,800,000	FNMA TBA, 6.50%, 8/1/34 (b)	2,922
2,150,000	FNMA TBA, 7.00%, 8/1/34 (b)	2,271
420,000	GNMA TBA, 5.50%, 8/1/34 (b)	422
3,906,796	GNSF # 781636, 5.50%, 7/15/33	3,939
1,936,402	IMPAC CMB TRUST, 1.87%, 10/25/33	1,936
704,131	Liberty Funding Property Ltd., 1.81%, 12/10/34	705
14,957,736	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	471
1,130,538	Prime Mortgage Trust, 6.00%, 2/25/34	1,150
3,000,000	PUMA Finance Limited, 1.43%, 8/9/35	3,000
14,528,158	Washington Mutual, IO, 0.653%, 11/26/07	94
1,829,001	WFMBS 2003-J 2A1, 4.465%, 10/25/33	1,759
Real Estate Investment Trusts (0%)
10,100	Alexandria Real Estate Equities, Inc.	607
U.S. Treasury (37%)
655,000	U.S. Treasury Bill, .94%, 8/12/04	655
6,640,000	U.S. Treasury Bill, 1.60%, 1/6/05	6,592
2,660,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,955
2,680,000	U.S. Treasury Bond, 6.25%, 8/15/23	3,006
11,610,000	U.S. Treasury Note, 2.50%, 5/31/06	11,587
170,000	U.S. Treasury Note, 2.625%, 5/15/08	166
7,740,000	U.S. Treasury Note, 3.125%, 5/15/07	7,764
8,950,000	U.S. Treasury Note, 3.625%, 7/15/09	8,923
5,040,000	U.S. Treasury Note, 4.75%, 5/15/14	5,148
Investment Companies (1%)
975,763	Bunker Hill Money Market Fund *	976

Total (Cost - $157,485) (a) (125%)		157,335
Liabilities in excess of Other Assets (-25%)		(31,821)

Net Assets (100%)		$125,514

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$825
Unrealized depreciation	(975)

Net unrealized depreciation	$(150)

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$500	$8
Bellsouth Corp. Default Swap	Sept-05	1,000	13
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7
Mexico Credit Default Swap	Aug-04	4,100	4

		$6,600	$32

See notes

HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
Corporate Bonds (89%)
Auto (1%)
1,500,000	Rexnord Corporation, 10.125%, 12/15/12	$1,658
1,300,000	TRW Automotive Inc., 11.00%, 2/15/13	1,560
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	1,678
Banking (1%)
1,500,000	Citigroup(JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,418
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,658
Basic Materials (8%)
1,550,000	Buckeye Technologies Inc., 8.00%, 10/15/10	1,457
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	771
5,470,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	5,996
2,000,000	Euramax Intl., 8.50%, 8/15/11	2,070
4,430,000	Georgia-Pacific Corp., 8.125%, 5/15/11	4,973
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	814
3,175,000	Graphic Packaging Int’l, 9.50%, 8/15/13	3,493
3,500,000	Ispat Inland ULC, 9.75%, 4/1/14 (b)	3,614
2,470,000	JSG Funding PLC, 9.625%, 10/1/12	2,766
1,300,000	Norske Skog Canada, 8.625%, 6/15/11	1,398
4,210,000	Portola Packaging Inc. 144A, 8.25%, 2/1/12 (b)	3,621
3,500,000	Rockwood Specialties Corp., 10.625%, 5/15/11	3,763
100,000	Tembec Industries Inc., 8.50%, 2/1/11	104
1,205,000	Tembec Industries Inc., 8.625%, 6/30/09	1,244
2,400,000	Westlake Chemical Corp., 8.75%, 7/15/11	2,634
Building & Construction (1%)
320,000	D.R. Horton, Inc., 8.00%, 2/1/09	357
2,000,000	K. Hovnanian Enterprises, 7.75%, 5/15/13	2,050
2,710,000	KB Home, 5.75%, 2/1/14	2,520
1,115,000	KB Home, 8.625%, 12/15/08	1,218
Cable Systems (4%)
120,000	CSC Holdings Inc., 8.125%, 07/15/09	125
516,484	Dresser, Inc., Term Loan, 7.86%, 4/10/09	527
5,000	Echostar DBS Corp., 9.125%, 1/15/09	5
2,500,000	Innova S De R.L., 9.375%, 9/19/13	2,638
4,510,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	4,814
4,330,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	4,005
2,270,000	PanAmSat Corp., 8.50%, 2/1/12 (b)	2,619
2,000,000	Young Broadcasting Inc., 10.00%, 3/1/11	2,020
Chemicals (3%)
2,450,000	Ethyl Corp., 8.875%, 5/1/10	2,622
3,000,000	Huntsman ICI Chemicals, 10.125%, 7/1/09	3,053
50,000	Lyondell Chemical Co., 9.625%, 5/1/07	53
1,000,000	Lyondell Chemical Co., 9.875%, 5/1/07	1,049
2,750,000	United Industries Corp., 9.875%, 4/1/09	2,860
Communications (4%)
3,500,000	Alamosa Delaware Inc. 144A, 8.50%, 1/31/12 (b)	3,421
3,500,000	Cincinnati Bell Inc., 8.375%, 1/15/14	3,080
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,680
5,000,000	Nextel Communications, 7.375%, 8/1/15	5,250
1,230,000	Rogers Wireless Communcations Inc., 9.625%, 5/1/11	1,378
1,885,000	Triton PCS Inc., 8.50%, 6/1/13	1,753
2,175,000	Triton PCS Inc., 8.75%, 11/15/11	1,680
Consumer Cyclicals (9%)
4,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	4,429
300,000	Cole National Group Inc., 8.625%, 08/15/07	305
1,620,000	Cole National Group, 8.875%, 5/15/12	1,766
40,000	Cott Beverages USA Inc., 8.00%, 12/15/11	43
2,000,000	Eagle-Picher Inc., 9.75%, 9/1/13	2,120
490,000	Felcor Lodging LP, 10.00%, 9/15/08	518
1,444,000	Host Marriott Corp., 7.875%, 8/1/08	1,484
1,500,000	Interline Brands Inc., 11.50%, 5/15/11	1,658
3,075,000	Jafra Cosmetics, 10.75%, 5/15/11	3,458
2,905,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	3,199
2,020,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,091
2,125,000	Norcross Safety Products, 9.875%, 8/15/11	2,295
4,000,000	Oxford Industries Inc. 144A, 8.875%, 6/1/11 (b)	4,260
3,850,000	Stone Container Corp., 9.75%, 2/1/11	4,254
3,400,000	Tenneco Automotive Inc., 10.25%, 7/15/13	3,876
3,210,000	United Auto Group Inc., 9.625%, 3/15/12	3,515
Consumer Goods & Services (6%)
5,500,000	Cenveo Corp., 7.875%, 12/1/13	5,019
3,245,000	Coinmach Corp., 9.00%, 2/1/10	3,273
3,900,000	Elizabeth Arden Inc., 7.75%, 1/15/14	3,983
2,000,000	Geo Group Inc., 8.25%, 7/15/13	2,030
2,320,000	Hollywood Entertainment Corp., 9.625%, 3/15/11	2,656
2,570,000	Iron Mountain Inc., 6.625%, 1/1/16	2,371
1,465,000	Iron Mountain Inc., 7.75%, 1/15/15	1,498
3,700,000	Nectar Merger Corp., 7.75%, 2/15/14	3,534
3,000,000	Petro Stopping Center, 9.0%, 2/15/12	3,045
1,300,000	Sealy Mattress Co. 144A, 8.25%, 6/15/14 (b)	1,300
Consumer Staples (3%)
4,190,000	Ingles Markets Inc., 8.875%, 12/1/11	4,399
2,240,000	Pilgrim’s Pride Corp., 9.625%, 9/15/11	2,492
3,425,000	Roundy’s Inc, 8.875%, 6/15/12	3,588
4,000,000	Stater Brothers Hldgs, 8.125%, 6/15/12 (b)	4,090
Containers-Paper/Plastic (8%)
2,250,000	Constar International, 11.00%, 12/1/12	2,185
4,155,000	Crown Euro Holdings SA, 9.50%, 3/1/11	4,550
Electrical & Electronics (1%)
3,950,000	Fimep S.A., 10.50%, 2/15/13	4,543
Energy (4%)
2,645,000	Amerigas Partners/Eagle Financials, 8.875%, 5/20/11	2,876
2,250,000	Belden & Blake Corp., 8.75%, 7/15/12 (b)	2,292
1,395,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,374
1,200,000	Chesapeake Energy Corp., 8.375%, 11/1/08	1,311
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,298
2,650,000	Grant Prideco Inc., 9.625%, 12/1/07	2,941
1,450,000	KCS Energy Inc. 144A, 7.125%, 4/1/12 (b)	1,450
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,275
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,417
3,215,000	Reliant Resources Inc., 9.50%, 7/15/13	3,456
1,500,000	Whiting Petroleum Corp., 7.25%, 5/1/12	1,500
Food-Retail (0%)
2,000,000	Carrols Corp., 9.50%, 12/1/08	2,060
2,000,000	Dole Foods Co., 8.875%, 3/15/11	2,115
1,450,000	Dominos Inc., 8.25%, 7/1/11	1,552
Gaming (4%)
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,435
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	81
2,500,000	Hard Rock Hotel Inc., 8.875%, 6/1/13	2,600
2,500,000	Herbst Gaming Inc., 8.125%, 6/1/12 (b)	2,463
4,785,000	Isle of Capri Casinos, 7.00%, 3/1/14	4,552
75,000	Mandalay Resort Group, 6.45%, 2/1/06	76
75,000	Park Place Entertainment Corp., 7.875%, 12/15/05	79
3,200,000	Station Casinos, 6.50%, 2/1/14	3,104
2,160,000	Venetian Casino / LV Sands, 11.00%, 6/15/10	2,462
Health Care (7%)
1,410,000	AmerisourceBergen Corp., 8.125%, 9/1/08	1,533
2,000,000	Concentra Operating Corp., 9.50%, 8/15/10	2,170
8,000	Coventry Health Care Inc., 8.125%, 02/15/12	9
2,500,000	Extendicare Health Services 144A, 6.875%, 5/1/14 (b)	2,388
3,500,000	Genesis Healthcare Corp. 144A, 8.00%, 10/15/13 (b)	3,675
2,270,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	2,281
3,505,000	Iasis Healthcare, 8.75%, 6/15/14 (b)	3,644
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,640
4,500,000	Jean Coutu Group PJC Inc., 8.50%, 8/1/14 (b)	4,461
3,725,000	Medex Inc., 8.875%, 5/15/13	3,949
600,000	NDCHealth Corp., 10.50%, 12/1/12	657
275,000	Perkinelmer Inc., 8.875%, 1/15/13	303
3,610,000	Province Healthcare, 7.50%, 6/1/13	3,538
2,000,000	Select Medical Corp., 7.50%, 8/1/13	1,989
1,000,000	Service Corp Intl, 7.70%, 4/15/09	1,053
260,000	Service Corp Intl., 7.70%, 4/15/09	273
4,000,000	Tenet Healthcare Corp., 6.50%, 6/1/12	3,540
3,500,000	Triad Hospitals Inc., 7.00%, 11/15/13	3,448
1,100,000	Ventas Realty Lp/Ventas Capital Corp, 9.00%, 5/1/12	1,221
Industrial (12%)
2,215,000	Allied Waste North America, 6.125%, 2/15/14	2,020
1,525,000	Allied Waste of North America, 10.00%, 8/1/09	1,609
1,425,000	Allied Waste of North America, 9.25%, 9/1/12	1,587
5,000,000	Aviall Inc., 7.625%, 7/1/11	5,250
525,000	Dana Corp., 6.50%, 3/1/09	550
2,100,000	Fastentech Inc. 144A, 11.50%, 5/1/11 (b)	2,352
2,000,000	Horizon Lines, 9.00%, 11/1/12 (b)	2,075
1,200,000	Jacuzzi Brands Inc., 9.625%, 7/1/10	1,296
714,000	K&F Industries Inc., 9.25%, 10/15/07	732
3,250,000	LCE Acquisition Corp., 9.00%, 8/1/14	3,201
2,600,000	Mueller Group Inc. 144A, 10.00%, 5/1/12 (b)	2,730
2,700,000	Owens-Brockway, 8.875%, 2/15/09	2,936
1,000,000	Polypore Inc., 8.75%, 5/15/12 (b)	1,060
3,000,000	Pride International Inc., 7.375%, 7/15/14 (b)	3,094
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,781
1,060,000	SPX Corp., 7.50%, 1/1/13	1,079
4,505,000	Synagro Technologies Inc., 9.50%, 4/1/09	4,730
4,225,000	Tekni-Plex Inc. 144A, 8.75%, 11/15/13 (b)	4,093
350,000	Terex Corp., 10.375%, 4/1/11	391
3,385,000	Texas Industries Inc., 10.25%, 6/15/11	3,859
4,495,000	United Rentals, 6.50%, 2/15/12	4,338
3,105,000	Williams Scotsman Inc., 9.875%, 6/1/07	3,074
Multimedia (5%)
2,395,000	American Media Operation, 10.25%, 5/1/2009	2,503
2,860,000	Corus Entertainment Inc., 8.75%, 3/1/12	3,060
3,200,000	Dex Media Inc. 144A, 8.00%, 11/15/13 (b)	3,216
5,250,000	Houghton Mifflin Co., 9.875%, 2/1/13	5,393
3,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	3,839
5,050,000	Media News Group Inc., 6.375%, 4/1/14	4,697
2,700,000	Spanish Broadcasting Systems, 9.625%, 11/1/09	2,842
1,050,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,095
4,600,000	Warner Music Group 144A, 7.375%, 4/15/14 (b)	4,393
Leisure & Hotel (1%)
3,700,000	Equinox Holdings Ltd. 144A, 9.00%, 12/15/09	3,719
15,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	15
2,500,000	Royal Caribbean Cruises Ltd., 8.75%, 2/2/11	2,813
2,395,000	Six Flags Inc., 8.875%, 2/1/10	2,221
4,550,000	Town Sports International, 9.625%, 4/15/11	4,402
Technology (2%)
5,380,000	Amkor Technology Inc., 7.75%, 5/15/13	4,600
3,465,000	Solectron Corp., 9.625%, 2/15/09	3,794
75,000	Unisys Corp., 8.125%, 6/1/06	79
Telecommunications (1%)
3,000,000	Qwest Corporation, 6.875%, 9/15/33	2,475
Television (1%)
685,000	Sinclair Broadcast Group Inc, 8.75%, 12/15/11	736
1,900,000	Sinclair Broadcast Group, 8.00%, 3/15/12	1,962
Utilities (3%)
3,000,000	El Paso Corp., 7.75%, 1/15/32	2,437
3,400,000	Nalco Co. 144A, 7.75%, 11/15/11 (b)	3,536
3,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,673
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	895

Total Corporate Bonds		404,067
Foreign Government (1%)
4,070,000	Russia Government International Bond, 5.00%, 3/31/30	3,737
Special Purpose Entity (5%)
20,000,000	Dow Jones CDX, 7.75%, 12/29/09 (b)	19,474
5,000,000	Dow Jones CDX, 8.0%, 12/29/09 (b)	4,819
Investment Companies (3%)
13,509,357	Bunker Hill Money Market Fund *	13,509

Total (Cost -$443,125) (a) (98%)		445,606
Other Assets, net of Liabilities (2%)		10,055

Net Assets (100%)		$455,661

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,127
Unrealized depreciation	(7,646)

Net unrealized appreciation	$2,481

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$1,000	$16
Bellsouth Corp. Default Swap	Sept-05	1,000	13
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7
Mexico Credit Default Swap	Aug-04	3,000	3
Romania CDS Credit Swap	Jun-08	4,000	305

		$10,000	$344

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
5/12/2003	EUR (Sell 3,230)	1.2021	$3,883	$96

See notes

TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
General Obligations (40%)
350,000	California State, 5.00%, 2/1/32	$340
600,000	California State, 5.25%, 10/1/10	658
600,000	Florida State Board of Education, 5.75%, 6/1/12	673
600,000	Georgia State, 5.00%, 3/1/13	655
600,000	Glendale, AZ, 5.30%, 7/1/12	653
100,000	Huron Valley, MI School District, 5.625%, 5/1/05	103
600,000	Minnesota State, 5.50%, 6/1/08	661
500,000	Montgomery County MD, 5.00%, 1/1/10	538
500,000	New York City, NY 5.00%, 8/1/13	531
200,000	Pennsylvania State., 5.00%, 2/1/09	216
365,000	Pennsylvania State., 5.00%, 5/1/09	396
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
700,000	South Carolina State, 5.00%, 1/1/10	764

Total General Obligations		6,194

Revenue (59%)
Airport (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	426
Health Care (3%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	435
Housing (1%)
170,000	WI Housing & Economic Development Authority, 5.30%, 11/1/05	172
Lease (5%)
700,000	California State Public Works, 5.25%, 6/1/13	759
Miscelaneous Revenue (2%)
100,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	101
250,000	Tobacco Settlement Financing Corporation, NY, 5.25%, 6/1/13	260
Pollution Control (3%)
400,000	Hammond, IN Pollution Control Revenue, 1.10%, 2/1/22	400
Prerefunded (12%)
400,000	Clark County, NV School District, 5.88%, 6/15/13	419
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	133
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11	108
365,000	New Jersey State Transportation Authority, 6.50%, 6/15/10	429
100,000	New York City, NY Transitional Finance Authority, 5.00%, 5/1/29	110
600,000	OR Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	677
Tax-Backed (4%)
500,000	California State Economic Recover, 5.00%, 7/1/23	541
Transportation (8%)
480,000	Kansas State Department of Transportation, 5.50%, 9/1/08	530
600,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	655
University (4%)
500,000	Southwest Higher Education Auth., TX 1.10%, 7/1/15	500
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	160
Water & Sewer (14%)
700,000	Contra Costa, CA Water District, 5.00%, 10/1/19	730
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	604
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	649
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	221

Total Revenue		9,019
Investment Companies (0%)
23,596	Dreyfus Tax Exempt Cash Management Fund	24

Total (Cost - $14,930) (a) (99%)		15,237
Other Assets, net of Liabilities (1%)		97

Net Assets (100%)		$15,334

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$321
Unrealized depreciation	(14)

Net unrealized appreciation	$307

See notes

CALIFORNIA MUNICIPAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description	Value (000)
General Obligations (38%)
1,000,000	California State, 5.00%, 2/1/10	$1,078
500,000	California State, 5.00%, 2/1/20	514
650,000	California State, 5.00%, 2/1/32	631
550,000	Chaffey, CA Union High School District, 5.50%, 8/1/17	599
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,096
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,166
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,065
220,000	Peralta, CA Community College District, 5.25%, 8/1/05	228
185,000	Peralta, CA Community College District, 5.25%, 8/1/06	198
900,000	Puerto Rico Commonwealth, 6.25%, 7/1/08	1,019
1,000,000	Sacramento County, CA, 6.00%, 12/1/15	1,122
1,560,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,791
650,000	Sacramento, CA City Unified School District, 7.00%, 7/1/05	683

Total General Obligation		11,190

Revenue (61%)
Airport (2%)
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	581
Electric & Gas (8%)
100,000	Los Angeles, CA Dept. of Water & Power, 1.06%, 7/1/34	100
1,100,000	Southern CA Public Power Auth., 1.04%, 7/1/19	1,100
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,189
Health Care (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	394
Housing (0%)
15,000	California Housing Finance Agency, 5.20%, 8/1/26	15
Prerefunded (11%)
1,085,000	Alameda County, CA Certificates of Participation , 5.375%, 6/1/09	1,164
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,099
55,000	Contra Costa County, CA , 5.125%, 8/1/11	61
300,000	Los Angeles, CA Dept. of Water & Power, 6.00%, 2/15/24	311
575,000	Metropolitan Water District So. California, 5.40%, 7/1/14	646
Lease (7%)
300,000	California State Public Works, 5.25%, 6/1/13	325
1,000,000	California State Public Works, 5.50%, 6/1/15	1,092
600,000	California State Public Works, 5.50%, 6/1/18	645
Miscellaneous Revenue (4%)
300,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	303
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	256
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	546
Tax-Backed Revenue (3%)
1,000,000	California State Economic Recover, 3.50%, 7/1/23	1,026
Tax Allocation (5%)
195,000	Contra Costa County, CA , 5.125%, 8/1/11	205
1,000,000	Irvine, CA Improvement Board, 1.09%, 9/2/26	1,000
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	161
Transportation (12%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,141
1,025,000	San Diego County, CA Transportation Commission, 6.00%, 4/1/06	1,096
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,134
University Revenue (3%)
550,000	California Educational Facilities Authority, 5.00%, 10/1/07	597
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	160
Water & Sewer (5%)
100,000	California Infrastructure & Economic Development Bank, 5.00%, 10/1/07	109
250,000	California State Department of Water Resources, 5.50%, 12/1/08	279
1,000,000	Contra Costa, CA Water District, 5.00%, 10/1/19	1,044

Total Revenue		17,779
Investment Companies (0%)
61,474	Dreyfus State Tax Exempt	61

Total (Cost - $27,885) (a) (99%)		29,030
Other Assets, net of Liabilities (1%)		273

Net Assets (100%)		$29,303

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,278
Unrealized depreciation	(133)

Net unrealized appreciation	$1,145

See notes

Notes

July 31, 2004

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Notes Continued

July 31, 2004

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make

Notes Continued

July 31, 2004

delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Credit Swap Contracts

The Emerging Markets Bond, Market Return, Core Bond, Opportunity Bond and High Income Funds have entered into credit swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AOL Time Warner Inc., 0%, 12/6/19	4.70%	Merrill Lynch
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro
Romania, 10.625%, 6/27/08	3.05%	First Boston
United Mexican States, 8.375%, 1/14/11	1.95%	Goldman Sachs
Pay Fix U.S. 2 year IRS, 3.65% 9/30/06	3-ML	Merrill Lynch
Pay Fix U.S. 4 year IRS, 3.11% 9/17/07	3-ML	Merrill Lynch

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Notes Continued

July 31, 2004

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund.